SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 74.7%

Communication Services – 6.2%
Activision Blizzard Inc	8,545	$679
Alphabet Inc, Cl A *	1,641	2,879
Alphabet Inc, CI C *	600	1,056
AT&T Inc	50,159	1,442
Cable One Inc	159	315
Charter Communications Inc, Cl A *	128	83
Cinemark Holdings Inc	13,712	212
Cogent Communications Holdings Inc	4,210	245
Comcast Corp, Cl A	14,311	719
Electronic Arts Inc	5,427	694
Facebook Inc, Cl A *	12,912	3,576
Fox Corp	2,882	83
John Wiley & Sons Inc, Cl A	1,163	40
Lions Gate Entertainment, Cl B *	26,786	241
Madison Square Garden Entertainment Corp*	191	15
Madison Square Garden Sports C *	191	32
Netflix Inc *	1,370	672
Nexstar Media Group Inc, Cl A	1,154	121
Omnicom Group Inc	9,271	584
Pinterest Inc, Cl A *	4,336	304
Spotify Technology SA *	360	105
Take-Two Interactive Software Inc *	1,384	250
T-Mobile US Inc *	12,803	1,702
Verizon Communications Inc	29,586	1,787
ViacomCBS Inc, Cl B	2,018	71
Walt Disney Co/The	6,703	992
Zynga, Cl A *	22,216	183

		19,082

Consumer Discretionary – 10.1%
Amazon.com Inc *	2,148	6,805
American Eagle Outfitters Inc	22,705	409
AutoZone Inc *	44	50
Bloomin’ Brands Inc	19,011	333
Booking Holdings Inc *	27	55
BorgWarner Inc	537	21
Brinker International Inc	2,748	138
Capri Holdings *	2,143	76
Carnival Corp	69,666	1,392
Chegg Inc *	1,402	109
Chipotle Mexican Grill, Cl A *	81	104
Columbia Sportswear Co	602	49
Core-Mark Holding Co Inc	6,330	197
Darden Restaurants Inc	5,425	586
Dave & Buster’s Entertainment Inc	15,553	394
Dollar General Corp	9,398	2,054
Dollar Tree Inc *	565	62
Domino’s Pizza Inc	1,534	602
DR Horton Inc	1,823	136
DraftKings, Cl A *	7,843	411

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dunkin’ Brands Group Inc	777	$83
eBay Inc	5,427	274
Ford Motor Co	6,427	58
Garmin Ltd	814	95
General Motors Co	29,585	1,297
Graham Holdings, Cl B	232	104
H&R Block	6,724	126
Hanesbrands Inc	1,600	23
Hasbro Inc	526	49
Hilton Worldwide Holdings Inc	1,519	157
Home Depot Inc/The	4,226	1,172
Hyatt Hotels Corp, Cl A	774	56
Kohl’s Corp	839	27
Las Vegas Sands Corp	11,472	639
Lear Corp	411	59
Lowe’s Cos Inc	16,639	2,593
Magna International Inc	6,548	402
Marriott International Inc/MD, Cl A	679	86
McDonald’s Corp	2,783	605
MercadoLibre Inc *	146	227
Modine Manufacturing Co *	56,146	613
Monro Inc	4,052	191
NIKE Inc, Cl B	4,539	611
Nordstrom Inc	1,516	39
Norwegian Cruise Line Holdings Ltd *	11,170	255
O’Reilly Automotive Inc *	141	62
Peloton Interactive, Cl A *	1,049	122
Polaris Inc	549	53
Pool	261	90
PulteGroup Inc	8,539	373
Restaurant Brands International Inc	20,168	1,149
Ross Stores Inc	17,436	1,875
Royal Caribbean Cruises Ltd	765	60
Service Corp International/US	1,137	55
Starbucks Corp	6,228	610
Target Corp	585	105
Terminix Global Holdings	2,501	123
Tesla Inc *	935	531
Thor Industries	1,119	108
Tiffany & Co	451	59
TJX Cos Inc/The	5,133	326
Tractor Supply Co	1,428	201
Ulta Beauty Inc *	893	246
Urban Outfitters Inc *	10,226	280
Vail Resorts Inc	213	59
VF Corp	1,652	138
Wendy’s Co/The	2,626	58
Wingstop Inc	789	100
Wyndham Destinations Inc	1,185	50
Wyndham Hotels & Resorts Inc	874	50
Yum China Holdings Inc	3,981	224

SEI Catholic Values Trust / Quarterly Report / November 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yum! Brands Inc	560	$59

		30,990

Consumer Staples – 6.3%
Altria Group Inc	30,349	1,209
Archer-Daniels-Midland Co	1,290	64
Brown-Forman Corp, Cl B	1,103	89
Bunge Ltd	963	57
Calavo Growers Inc	1,642	118
Campbell Soup Co	2,145	107
Casey’s General Stores Inc	1,750	318
Clorox Co/The	495	100
Coca-Cola Co/The	35,844	1,850
Colgate-Palmolive Co	7,124	610
Conagra Brands Inc	39,281	1,436
Costco Wholesale Corp	1,758	689
Coty, Cl A	14,578	105
Flowers Foods Inc	2,694	60
General Mills Inc	1,001	61
Grocery Outlet Holding Corp *	1,589	61
Hain Celestial Group Inc/The *	2,713	104
Hershey Co/The	1,957	289
Hormel Foods Corp	1,199	57
Ingredion Inc	5,216	402
JM Smucker Co/The	10,199	1,195
Kellogg Co	3,231	207
Keurig Dr Pepper Inc	1,806	55
Kimberly-Clark Corp	2,896	404
Kraft Heinz Co/The	1,549	51
Kroger Co/The	91,430	3,017
McCormick & Co Inc/MD	941	176
Molson Coors Beverage Co, Cl B	17,679	813
Mondelez International Inc, Cl A	3,900	224
PepsiCo Inc	6,344	915
Philip Morris International Inc	16,286	1,234
Pilgrim’s Pride Corp *	8,318	157
Sprouts Farmers Market Inc *	6,447	137
Sysco Corp	22,601	1,611
TreeHouse Foods Inc *	7,963	328
Tyson Foods Inc, Cl A	9,464	617
US Foods Holding Corp *	10,879	342
Walgreens Boots Alliance Inc	7,606	289

		19,558

Energy – 1.3%
Cabot Oil & Gas Corp	13,450	236
Canadian Natural Resources Ltd	26,692	610
Chevron Corp	17,609	1,535
Cimarex Energy Co	3,717	134
ConocoPhillips	7,088	280
Core Laboratories NV	27,192	597
Delek US Holdings Inc	7,221	96
Diamondback Energy	3,265	130

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Helmerich & Payne Inc	3,831	$87
Marathon Oil Corp	40,842	242

		3,947

Financials – 11.1%
Affiliated Managers Group Inc	631	55
Aflac Inc	31,869	1,400
AGNC Investment Corp ‡	2,829	43
Allstate Corp/The	1,314	134
American Equity Investment Life Holding Co	3,253	86
American Express Co	1,286	153
American International Group Inc	1,158	45
American National Group	752	64
Annaly Capital Management Inc ‡	107,744	862
Argo Group International Holdings	5,338	209
Associated Banc-Corp	7,893	121
Assured Guaranty	4,264	128
Bank of America Corp	61,307	1,726
Bank of Hawaii Corp	618	46
Bank of New York Mellon Corp/The	6,146	240
Bank OZK	9,680	271
BankUnited Inc	11,232	320
Berkshire Hathaway Inc, Cl B *	7,653	1,752
BlackRock Inc, Cl A	522	365
BOK Financial	1,905	128
Capital One Financial Corp	657	56
Cboe Global Markets Inc	459	42
Charles Schwab Corp/The	8,887	434
Chubb Ltd	1,561	231
Citigroup Inc	45,392	2,500
Citizens Financial Group Inc	15,919	520
CME Group Inc, Cl A	2,621	459
CNA Financial Corp	1,170	40
Cohen & Steers Inc	2,433	172
Comerica Inc	13,614	670
Commerce Bancshares Inc/MO	1,084	72
Cullen/Frost Bankers Inc	599	50
East West Bancorp Inc	1,870	80
Erie Indemnity Co, Cl A	343	77
Essent Group Ltd	5,419	238
Everest Re Group Ltd	3,639	827
FactSet Research Systems Inc	513	171
Fifth Third Bancorp	1,877	48
First Commonwealth Financial Corp	29,210	282
First Hawaiian Inc	1,924	42
First Horizon National	10,810	132
First Republic Bank/CA	491	64
FNB Corp/PA	33,393	295
Franklin Resources Inc	1,707	38
GoHealth, Cl A *	20,956	221
Hartford Financial Services Group Inc/The	4,339	192
Home BancShares Inc/AR	4,338	80

2	SEI Catholic Values Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Huntington Bancshares Inc/OH	3,797	$46
Intercontinental Exchange Inc	7,845	828
Invesco Ltd	3,179	52
JPMorgan Chase & Co	19,273	2,272
KeyCorp	3,317	51
Lincoln National Corp	9,235	436
M&T Bank Corp	568	66
MarketAxess Holdings Inc	557	300
Marsh & McLennan Cos Inc	21,639	2,481
MetLife Inc	4,026	186
Moody’s Corp	248	70
Morgan Stanley	15,141	936
Morningstar Inc	695	139
MSCI Inc, Cl A	201	82
Nasdaq Inc	587	75
New York Community Bancorp	21,972	213
Northern Trust Corp	2,012	187
OFG Bancorp	2,668	45
PacWest Bancorp	5,717	133
People’s United Financial Inc	4,672	58
Pinnacle Financial Partners	2,549	138
PNC Financial Services Group Inc/The	2,121	293
Popular Inc	1,000	49
Principal Financial Group Inc	1,152	57
PROG Holdings	4,412	278
Progressive Corp/The	7,985	696
Prosperity Bancshares Inc	1,900	119
Prudential Financial Inc	5,745	434
Raymond James Financial Inc	907	82
Regions Financial Corp	5,506	84
Rocket, Cl A *	6,200	128
S&P Global Inc	3,045	1,071
Santander Consumer USA Holdings Inc	2,144	47
SLM Corp	33,402	354
State Street Corp	25,760	1,816
Synovus Financial	5,299	167
TCF Financial	6,605	222
Travelers Cos Inc/The	433	56
Truist Financial Corp	2,659	123
Two Harbors Investment Corp ‡	122,356	764
Umpqua Holdings Corp	25,167	350
US Bancorp	34,629	1,496
Virtu Financial Inc, Cl A	3,660	83
Webster Financial	3,840	145
Western Alliance Bancorp	2,780	143
Zions Bancorp NA	1,209	47

		34,079

Health Care – 10.3%
Abbott Laboratories	9,142	989
ABIOMED Inc *	297	81
Acadia Healthcare Co Inc *	1,743	74

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ACADIA Pharmaceuticals Inc *	2,605	$148
Acceleron Pharma Inc *	1,022	121
Adaptive Biotechnologies Corp *	3,005	145
Agios Pharmaceuticals Inc *	3,322	154
Alcon Inc	10,445	671
Alexion Pharmaceuticals Inc *	8,762	1,070
Align Technology Inc *	210	101
Alnylam Pharmaceuticals Inc *	1,813	236
Amedisys Inc *	487	119
AmerisourceBergen Corp, Cl A	17,208	1,774
AMN Healthcare Services Inc *	9,011	587
Anthem Inc	1,274	397
Avantor Inc *	17,677	482
Baxter International Inc	8,537	649
Berkeley Lights *	1,421	118
BioMarin Pharmaceutical Inc *	3,751	295
Boston Scientific Corp *	31,408	1,041
Bruker Corp	13,086	662
Cardinal Health Inc	3,870	211
Cerner Corp	7,854	588
Change Healthcare Inc *	2,000	34
Chemed Corp	502	240
Cigna Corp	3,235	677
CVS Health Corp	52,922	3,588
DaVita Inc *	1,288	141
DENTSPLY SIRONA Inc	1,719	87
DexCom Inc *	967	309
Edwards Lifesciences Corp *	6,662	559
Elanco Animal Health Inc *	11,473	351
Encompass Health Corp	2,370	191
Ensign Group Inc/The	6,264	450
Envista Holdings Corp *	2,745	82
Exact Sciences Corp *	2,022	245
Exelixis Inc *	13,403	257
Global Blood Therapeutics *	1,525	70
Globus Medical, Cl A *	2,212	133
Guardant Health Inc *	1,977	239
Haemonetics Corp *	1,141	129
Henry Schein Inc *	2,467	159
Hill-Rom Holdings Inc	1,552	147
Hologic Inc *	1,306	90
Humana Inc	817	327
ICU Medical Inc *	171	32
IDEXX Laboratories Inc *	489	225
Incyte Corp *	5,877	497
Integra LifeSciences Holdings Corp *	1,163	64
Intuitive Surgical Inc *	558	405
Ionis Pharmaceuticals Inc *	3,796	192
Iovance Biotherapeutics*	3,640	141
IQVIA Holdings Inc *	3,426	579
Laboratory Corp of America Holdings *	513	103
Luminex Corp	23,712	563

SEI Catholic Values Trust / Quarterly Report / November 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Masimo Corp *	645	$164
McKesson Corp	370	66
Mettler-Toledo International Inc *	599	689
Nektar Therapeutics, Cl A *	9,879	162
Neurocrine Biosciences Inc *	2,482	236
Penumbra Inc *	330	73
PPD Inc *	6,168	216
PRA Health Sciences Inc *	5,186	582
Premier Inc, Cl A	12,059	427
Quest Diagnostics Inc	2,735	339
Quidel Corp *	648	126
Reata Pharmaceuticals Inc, Cl A *	627	96
Repligen Corp *	2,539	482
ResMed Inc	3,241	679
Sage Therapeutics Inc *	1,667	124
Sarepta Therapeutics Inc *	1,711	241
Seagen *	1,536	262
Stryker Corp	2,405	561
Teladoc Health Inc *	1,878	373
Teleflex Inc	1,029	394
United Therapeutics Corp *	3,075	408
Varian Medical Systems Inc *	730	127
Veeva Systems Inc, Cl A *	1,171	324
Waters Corp *	2,568	596
West Pharmaceutical Services Inc	999	275
Zimmer Biomet Holdings Inc	5,327	794
Zoetis Inc, Cl A	4,780	767

		31,602

Industrials – 5.5%
3M Co	5,407	934
ACCO Brands Corp	19,472	149
ADT Inc	6,874	53
AECOM *	2,764	143
AerCap Holdings NV *	5,396	198
AGCO Corp	675	62
Air Lease Corp, Cl A	8,957	328
Alaska Air Group Inc	775	40
Allison Transmission Holdings Inc	400	16
AMERCO	140	58
American Airlines Group Inc	11,071	156
AMETEK Inc	605	72
AO Smith Corp	943	53
Armstrong World Industries Inc	200	15
Atlas Air Worldwide Holdings Inc *	1,739	97
Caterpillar Inc	357	62
Chart Industries Inc *	4,452	460
Cintas Corp	215	76
CoStar Group Inc *	303	276
CSX Corp	1,508	136
Cummins Inc	1,667	385
Deere & Co	1,422	372

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Delta Air Lines Inc	3,480	$140
Donaldson Co Inc	397	21
Dover Corp	1,366	167
Emerson Electric Co	1,607	124
Equifax Inc	375	63
Expeditors International of Washington Inc	896	80
Exponent Inc	1,780	148
Fastenal Co	1,480	73
FedEx Corp	1,376	394
Flowserve Corp	1,306	45
Fortive Corp	627	44
FTI Consulting *	918	96
Graco Inc	401	27
GrafTech International Ltd	3,996	32
HD Supply Holdings Inc *	1,156	65
HEICO Corp	674	83
Hexcel Corp	889	44
Hubbell Inc, Cl B	100	16
Illinois Tool Works Inc	3,283	693
Ingersoll Rand Inc *	2,918	129
JB Hunt Transport Services Inc	477	65
JetBlue Airways Corp *	17,289	261
Kansas City Southern	423	79
Kirby *	5,712	289
Knight-Swift Transportation Holdings Inc, Cl A	1,702	70
Landstar System Inc	477	63
Lennox International Inc	194	56
Macquarie Infrastructure Corp	1,159	38
ManpowerGroup Inc	944	82
Masco Corp	1,719	92
MSC Industrial Direct Co Inc, Cl A	5,596	466
Nordson Corp	843	172
Norfolk Southern Corp	420	100
Oshkosh Corp	837	67
Owens Corning	790	58
PACCAR Inc	771	67
Parker-Hannifin Corp	356	95
Regal Beloit Corp	733	87
Republic Services Inc, Cl A	700	68
Rockwell Automation Inc	1,053	269
Rollins Inc	1,349	77
Roper Technologies Inc	173	74
Ryder System Inc	2,375	141
Schneider National Inc, Cl B	2,470	52
Snap-on Inc	657	116
Southwest Airlines Co	1,122	52
Spirit AeroSystems Holdings Inc, Cl A	1,276	43
Stanley Black & Decker Inc	4,972	916
Tetra Tech Inc	1,268	151
Timken Co/The	1,209	89
Toro Co/The	721	65

4	SEI Catholic Values Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TransDigm Group Inc	826	$478
Trinity Industries Inc	2,541	58
Uber Technologies Inc *	4,842	241
Union Pacific Corp	3,457	706
United Airlines Holdings Inc *	3,151	142
United Parcel Service Inc, Cl B	2,273	389
Univar Solutions Inc *	2,330	42
Valmont Industries Inc	383	62
Verisk Analytics Inc, Cl A	474	94
Waste Management Inc	3,911	466
Watsco Inc	331	75
WESCO International Inc *	8,867	578
Westinghouse Air Brake Technologies Corp	720	53
WW Grainger Inc	5,076	2,123
Xylem Inc/NY	5,273	506

		16,958

Information Technology – 17.8%
Adobe Inc *	5,561	2,661
Advanced Micro Devices Inc *	9,549	885
Akamai Technologies Inc *	623	64
Alliance Data Systems Corp	2,294	168
Amdocs Ltd	2,854	188
Amphenol, Cl A	911	119
Analog Devices Inc	1,648	229
ANSYS Inc *	247	83
Apple Inc	61,264	7,293
Applied Materials Inc	13,351	1,101
Arista Networks Inc *	3,935	1,065
AudioCodes	7,251	203
Autodesk Inc *	816	229
Automatic Data Processing Inc	10,954	1,905
Avalara Inc *	1,501	258
Avnet Inc	13,016	395
Badger Meter Inc	1,861	153
BigCommerce Holdings *	1,327	107
Booz Allen Hamilton Holding, Cl A	1,232	107
Broadcom Inc	1,407	565
Broadridge Financial Solutions Inc	1,766	259
Cadence Design Systems Inc *	832	97
Check Point Software Technologies Ltd *	10,950	1,289
Cisco Systems Inc	24,290	1,045
Citrix Systems Inc	1,286	159
CMC Materials	872	135
Cognex Corp	4,048	304
Cognizant Technology Solutions Corp, Cl A	2,694	210
Coherent *	769	94
CommScope Holding Co Inc *	14,936	177
Coupa Software *	405	133
Crowdstrike Holdings Inc, Cl A *	1,132	173
Dell Technologies Inc, Cl C *	1,116	77
DocuSign, Cl A *	497	113

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dropbox, Cl A *	5,565	$111
Duck Creek Technologies *	2,806	112
DXC Technology Co	9,464	207
EchoStar, Cl A *	3,309	79
EPAM Systems Inc *	306	99
Everbridge Inc *	1,511	192
F5 Networks Inc *	506	82
Fidelity National Information Services Inc	10,785	1,601
FireEye *	7,337	110
First Solar Inc *	343	32
Fiserv Inc *	4,792	552
Five9 Inc *	900	140
FLIR Systems	5,559	213
Global Payments Inc	8,403	1,640
Hewlett Packard Enterprise Co	48,166	532
HP Inc	17,562	385
II-VI Inc *	971	66
Intuit Inc	1,427	502
IPG Photonics Corp *	692	143
J2 Global *	5,348	479
Jack Henry & Associates Inc	1,949	313
Jamf Holding *	12,745	404
Juniper Networks Inc	2,222	48
Keysight Technologies Inc *	1,697	204
KLA Corp	445	112
Lam Research Corp	155	70
Littelfuse Inc	331	80
ManTech International Corp/VA, Cl A	3,515	271
Marvell Technology Group Ltd	15,720	728
Mastercard Inc, Cl A	2,813	947
Maxim Integrated Products Inc	912	76
MAXIMUS	4,896	352
Microchip Technology Inc	11,543	1,551
Micron Technology Inc *	13,878	889
Motorola Solutions Inc	302	52
National Instruments Corp	3,105	116
nCino *	2,248	183
NCR Corp *	21,717	601
NetApp Inc	3,296	176
NortonLifeLock Inc	6,773	123
Nutanix Inc, Cl A *	4,280	117
NVIDIA Corp	3,456	1,853
NXP Semiconductors NV	8,065	1,278
Palo Alto Networks *	420	123
Paychex	1,390	129
PayPal Holdings Inc *	12,178	2,608
Power Integrations Inc	1,574	112
Proofpoint *	1,068	111
QUALCOMM Inc	8,760	1,289
RingCentral, Cl A *	1,491	443
Sabre	8,545	96
salesforce.com Inc *	10,832	2,663

SEI Catholic Values Trust / Quarterly Report / November 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ServiceNow Inc *	190	$102
Skyworks Solutions Inc	606	86
Slack Technologies, Cl A *	3,071	132
Super Micro Computer Inc *	17,869	504
SYNNEX Corp	404	65
Synopsys *	451	103
Teradata Corp *	10,620	233
Texas Instruments Inc	5,437	877
Universal Display Corp	975	223
ViaSat *	2,883	98
Visa Inc, Cl A	16,660	3,504
VMware Inc, Cl A *	382	53
Vontier *	250	8
Western Digital	2,446	110
Western Union	4,919	111
WEX *	324	56
Workday Inc, Cl A *	738	166
Xerox Holdings Corp	14,459	316
Xilinx Inc	598	87
Zoom Video Communications, Cl A *	948	453

		54,725

Materials – 2.5%
Air Products and Chemicals Inc	2,611	731
Alcoa Corp *	13,307	265
AptarGroup Inc	1,090	138
Axalta Coating Systems Ltd *	700	20
B2Gold Corp	17,392	97
Ball Corp	927	89
Berry Global Group Inc *	1,067	56
Cabot Corp	1,164	48
Century Aluminum Co *	9,125	93
Commercial Metals Co	12,049	240
Corteva Inc	19,721	756
Crown Holdings Inc *	2,788	263
Domtar Corp	1,435	43
Dow Inc	975	52
DuPont de Nemours Inc	10,129	643
Eastman Chemical Co	4,713	459
Ecolab Inc	466	103
FMC Corp	524	61
Freeport-McMoRan Inc	5,276	123
Gold Resource Corp	13,623	41
Huntsman Corp	17,918	444
International Flavors & Fragrances Inc	737	83
International Paper Co	1,238	61
LyondellBasell Industries NV, Cl A	607	52
Mosaic Co/The	4,600	101
NewMarket Corp	145	54
Newmont Corp	14,973	881
Nucor Corp	870	47
Packaging Corp of America	655	85

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PPG Industries Inc	510	$75
Quaker Chemical Corp	904	223
Reliance Steel & Aluminum Co	701	82
Royal Gold Inc	466	51
Sherwin-Williams Co/The	1,291	965
Sonoco Products Co	903	52
Steel Dynamics Inc	1,777	64
Valvoline Inc	2,446	56
Vulcan Materials Co	363	51
Westrock Co	1,448	61

		7,809

Real Estate – 1.3%
Alexandria Real Estate Equities Inc ‡	885	145
American Campus Communities Inc ‡	1,095	44
American Tower Corp ‡	1,117	258
Americold Realty Trust ‡	2,617	89
AvalonBay Communities Inc ‡	909	151
Boston Properties ‡	3,910	384
Brandywine Realty Trust ‡	3,873	43
Crown Castle International Corp ‡	2,594	435
CubeSmart ‡	1,472	48
Digital Realty Trust Inc ‡	437	59
Empire State Realty Trust, Cl A ‡	15,337	139
Equinix Inc ‡	145	101
Equity Commonwealth ‡	3,273	87
Equity Residential ‡	780	45
Essex Property Trust Inc ‡	187	46
Extra Space Storage Inc ‡	438	49
Federal Realty Investment Trust ‡	402	35
Gaming and Leisure Properties Inc ‡	17	1
Healthpeak Properties Inc ‡	3,935	114
Host Hotels & Resorts Inc ‡	9,310	131
Howard Hughes Corp/The *‡	411	30
Iron Mountain Inc ‡	1,533	42
Jones Lang LaSalle Inc ‡	410	54
Kennedy-Wilson Holdings Inc ‡	2,346	37
Kilroy Realty Corp ‡	811	50
Kimco Realty Corp ‡	2,506	36
National Retail Properties Inc ‡	993	37
Prologis Inc ‡	2,414	241
Public Storage ‡	298	67
Realty Income Corp ‡	747	45
Regency Centers Corp ‡	826	38
Ryman Hospitality Properties Inc ‡	5,011	322
Simon Property Group Inc ‡	566	47
SL Green Realty Corp ‡	586	34
STORE Capital Corp ‡	1,477	48
Taubman Centers ‡	2,725	116
Ventas Inc ‡	1,890	90
VEREIT Inc ‡	6,295	45
Vornado Realty Trust ‡	765	30

6	SEI Catholic Values Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Welltower Inc ‡	1,829	$115

		3,928

Utilities – 2.3%
AES Corp/The	4,013	82
Algonquin Power & Utilities Corp	20,043	314
Alliant Energy Corp	1,828	96
Ameren Corp	786	61
American Electric Power Co Inc	1,847	157
American States Water Co	2,520	186
American Water Works Co Inc	2,358	362
Atmos Energy Corp	622	60
Avangrid Inc	2,174	101
CMS Energy Corp	5,948	366
Consolidated Edison Inc	3,038	232
Dominion Energy Inc	2,951	232
Duke Energy Corp	2,448	227
Edison International	839	51
Entergy Corp	595	65
Essential Utilities Inc	1,211	55
Evergy Inc	833	46
Eversource Energy	4,704	412
Exelon Corp	15,856	651
FirstEnergy Corp	16,736	444
Hawaiian Electric Industries Inc	4,382	157
MDU Resources Group Inc	2,166	54
NextEra Energy Inc	7,204	530
NiSource Inc	1,898	46
NRG Energy	3,167	104
Pinnacle West Capital Corp	566	46
PPL Corp	23,068	656
Public Service Enterprise Group Inc	1,789	104
Sempra Energy	466	59
Southern Co/The	4,478	268
UGI Corp	5,834	207
Vistra Energy Corp	2,937	55
WEC Energy Group Inc	737	70
Xcel Energy Inc	6,735	454

		7,010

Total Common Stock (Cost $163,518) ($ Thousands)		229,688

FOREIGN COMMON STOCK – 21.7%
Australia – 0.0%
South32 Ltd ADR	5,251	46

Austria – 0.8%
Erste Group Bank AG	43,165	1,244
Voestalpine AG	35,899	1,153

		2,397

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Brazil – 0.9%
Ambev SA	459,200	$1,205
Banco Bradesco SA	283,686	1,288
Petroleo Brasileiro ADR	31,366	300

		2,793

Canada – 0.4%
Magna International Inc	17,257	1,061

Chile – 0.1%
Sociedad Quimica y Minera de Chile SA ADR	5,090	240

China – 0.8%
Alibaba Group Holding Ltd ADR *	7,885	2,076
Baidu Inc ADR *	2,280	317

		2,393

Columbia – 0.4%
Bancolombia SA ADR	21,447	653
Ecopetrol SA ADR	47,136	543

		1,196

France – 1.0%
Capgemini SE	12,259	1,706
Sodexo SA	16,180	1,342

		3,048

Germany – 1.4%
BASF SE	13,553	994
Continental AG	10,566	1,444
Covestro AG	5,776	323
Vonovia SE ‡	22,926	1,576

		4,337

Hong Kong – 1.7%
Anhui Conch Cement Co Ltd, Cl H	176,500	1,129
BYD Co Ltd, Cl H	58,500	1,374
China Life Insurance Co Ltd, Cl H	544,000	1,234
China Oilfield Services, Cl H	636,000	482
Sinopharm Group Co Ltd, Cl H	206,000	509
TravelSky Technology Ltd, Cl H	255,000	578

		5,306

India – 0.4%
HDFC Bank Ltd ADR *	11,718	808
ICICI Bank Ltd ADR	39,312	506

		1,314

Italy – 0.5%
Prysmian SpA	48,595	1,594

Japan – 0.6%
Denso Corp	37,400	1,768

Mexico – 0.4%
Grupo Financiero Banorte SAB de CV, Cl O *	264,700	1,321

Netherlands – 0.7%
ASML Holding NV	2,854	1,242

SEI Catholic Values Trust / Quarterly Report / November 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Heineken NV	7,633	$808

		2,050

Norway – 1.3%
DNB ASA *	107,788	1,961
Equinor ASA ADR	51,878	796
Norsk Hydro ASA	322,099	1,309

		4,066

Singapore – 0.5%
DBS Group Holdings Ltd	81,100	1,526

South Korea – 0.6%
Samsung Electronics Co Ltd	29,002	1,748

Spain – 0.8%
Amadeus IT Group SA, Cl A	20,208	1,389
Banco Santander SA ADR	418,340	1,180

		2,569

Switzerland – 0.3%
Credit Suisse Group AG ADR	73,446	916

Taiwan – 1.2%
ASE Technology Holding Co Ltd	297,700	800
Hon Hai Precision Industry Co Ltd	370,960	1,071
Taiwan Semiconductor Manufacturing Co Ltd	108,000	1,821

		3,692

United Kingdom – 6.9%
Accenture PLC, Cl A	3,801	947
Alkermes PLC *	12,576	230
Allegion PLC	536	61
Aon PLC, Cl A	352	72
Aptiv PLC	636	75
Atlassian Corp PLC, Cl A *	1,192	268
Barclays PLC	701,527	1,260
BP PLC ADR	6,881	135
Diageo PLC	43,013	1,654

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Eaton Corp PLC	5,869	$711
Gates Industrial Corp PLC *	5,238	67
GVC Holdings PLC	84,912	1,174
Horizon Therapeutics PLC *	5,550	391
ICON PLC *	8,978	1,750
Jazz Pharmaceuticals PLC *	7,376	1,038
Johnson Controls International PLC	8,766	403
Linde PLC	2,709	695
Medtronic PLC	24,782	2,818
Nielsen Holdings PLC	2,443	39
nVent Electric PLC	2,436	56
Pentair PLC	1,364	71
RELX PLC	54,477	1,271
Rio Tinto PLC ADR	24,101	1,566
Royal Dutch Shell PLC, Cl A	77,148	1,328
Royalty Pharma PLC, Cl A	10,307	439
Sensata Technologies Holding PLC *	1,149	56
STERIS PLC	2,039	395
Trane Technologies PLC	3,308	484
Unilever PLC ADR	28,811	1,759
Willis Towers Watson PLC	290	60

		21,273

Total Foreign Common Stock (Cost $51,777) ($ Thousands)		66,654

CASH EQUIVALENT – 3.0%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	9,099,295	9,099

Total Cash Equivalent (Cost $9,099) ($ Thousands)		9,099

Total Investments in Securities – 99.4% (Cost $224,394) ($ Thousands)		$305,441

A list of the open futures contracts held by the Fund at November 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Russell 2000 Index E-MINI	15	Dec-2020	$1,306	$1,365	$59
S&P 500 Index E-MINI	46	Dec-2020	8,068	8,334	266

			$9,374	$9,699	$325

8	SEI Catholic Values Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Catholic Values Equity Fund (Concluded)

Percentages are based on Net Assets of $307,366 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2020.

†	Investment in Affiliated Security (see Note 2).

‡	Real Estate Investment Trust.

ADR – American Depositary Receipt

Cl – Class

Ltd. – Limited

PLC – Public Limited Company

S&P – Standard & Poor’s

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	229,688	–	–	229,688
Foreign Common Stock	66,654	–	–	66,654
Cash Equivalent	9,099	–	–	9,099

Total Investments in Securities	305,441	–	–	305,441

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	325	–	–	325

Total Other Financial Instruments	325	–	–	325

* Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended November 30, 2020, there were no transfers in or out of Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value at 2/29/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$3,620	$ 23,417	$(17,938)	$–	$–	$9,099	9,099,295	$3	$–

Amounts designated as “–” are either $0 or have been rounded to $0.

SEI Catholic Values Trust / Quarterly Report / November 30, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 37.5%
Communication Services — 4.0%
Alphabet
2.050%, 08/15/2050	$30	$ 29
1.100%, 08/15/2030	20	20
0.800%, 08/15/2027	20	20
AT&T
5.350%, 09/01/2040	1	1
4.500%, 03/09/2048	69	84
4.350%, 06/15/2045	20	24
4.125%, 02/17/2026	250	290
3.650%, 09/15/2059 (A)	12	12
3.500%, 06/01/2041	151	164
3.100%, 02/01/2043	40	41
2.300%, 06/01/2027	60	64
2.250%, 02/01/2032	10	10
1.650%, 02/01/2028	50	51
1.429%, VAR ICE LIBOR USD 3 Month+1.180%, 06/12/2024	462	473
CCO Holdings
4.500%, 05/01/2032 (A)	100	106
Charter Communications Operating
6.484%, 10/23/2045	20	29
6.384%, 10/23/2035	580	809
5.750%, 04/01/2048	120	159
5.375%, 04/01/2038	20	25
4.908%, 07/23/2025	30	35
4.800%, 03/01/2050	30	36
Comcast
6.400%, 05/15/2038	170	265
4.700%, 10/15/2048	20	28
4.250%, 10/15/2030	60	74
4.150%, 10/15/2028	210	253
4.000%, 03/01/2048	10	13
3.950%, 10/15/2025	70	80
3.750%, 04/01/2040	10	12
3.450%, 02/01/2050	80	95
3.400%, 04/01/2030	20	23
3.400%, 07/15/2046	10	12
3.375%, 08/15/2025	140	156
3.300%, 04/01/2027	190	215
3.150%, 03/01/2026	20	22
2.350%, 01/15/2027	260	280
Comcast Cable Communications Holdings
9.455%, 11/15/2022	270	318
Fox
5.476%, 01/25/2039	70	97
Sprint Capital
8.750%, 03/15/2032	10	15
Sprint Spectrum
4.738%, 03/20/2025 (A)	230	248
Telefonica Emisiones SAU
5.213%, 03/08/2047	150	191

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
T-Mobile USA
3.875%, 04/15/2030 (A)	$80	$ 92
3.750%, 04/15/2027 (A)	10	11
3.500%, 04/15/2025 (A)	150	165
3.000%, 02/15/2041 (A)	10	10
2.550%, 02/15/2031 (A)	20	21
2.250%, 11/15/2031 (A)	10	10
2.050%, 02/15/2028 (A)	10	10
Verizon Communications
5.500%, 03/16/2047	6	9
5.250%, 03/16/2037	20	28
4.862%, 08/21/2046	30	41
4.522%, 09/15/2048	311	418
4.500%, 08/10/2033	170	217
4.329%, 09/21/2028	370	449
4.125%, 08/15/2046	30	38
4.000%, 03/22/2050	30	37
3.500%, 11/01/2024	20	22
3.376%, 02/15/2025	39	43
3.150%, 03/22/2030	30	34
3.000%, 03/22/2027	10	11
2.875%, 11/20/2050	110	115
2.650%, 11/20/2040	40	41
2.625%, 08/15/2026	10	11
1.750%, 01/20/2031	60	61
0.850%, 11/20/2025	10	10
Vodafone Group
4.375%, 05/30/2028	60	72

		6,855

Consumer Discretionary — 2.4%
Amazon.com
4.950%, 12/05/2044	157	232
4.250%, 08/22/2057	10	14
4.050%, 08/22/2047	30	40
3.875%, 08/22/2037	20	25
3.150%, 08/22/2027	50	57
2.500%, 06/03/2050	50	53
1.500%, 06/03/2030	50	51
1.200%, 06/03/2027	60	61
0.800%, 06/03/2025	40	41
American Honda Finance MTN
0.875%, 07/07/2023	137	139
BMW US Capital
1.850%, 09/15/2021 (A)	10	10
Cox Communications
3.350%, 09/15/2026 (A)	231	258
3.250%, 12/15/2022 (A)	385	405
Dollar General
3.250%, 04/15/2023	10	11
Ford Motor
4.750%, 01/15/2043	20	20

SEI Catholic Values Trust / Quarterly Report / November 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
General Motors
6.250%, 10/02/2043	$50	$67
6.125%, 10/01/2025	20	24
5.400%, 10/02/2023	20	22
5.150%, 04/01/2038	20	24
General Motors Financial
5.100%, 01/17/2024	200	224
4.150%, 06/19/2023	353	380
3.450%, 04/10/2022	10	10
Hanesbrands
5.375%, 05/15/2025 (A)	20	21
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	20	22
5.375%, 05/01/2025 (A)	30	32
Home Depot
3.350%, 04/15/2050	90	107
3.300%, 04/15/2040	198	234
2.700%, 04/15/2030	20	22
2.500%, 04/15/2027	30	33
Las Vegas Sands
3.200%, 08/08/2024	10	10
Lennar
5.000%, 06/15/2027	10	12
4.750%, 11/29/2027	20	24
4.500%, 04/30/2024	20	22
Levi Strauss
5.000%, 05/01/2025	20	21
Lowe’s
5.125%, 04/15/2050	76	111
5.000%, 04/15/2040	53	72
4.500%, 04/15/2030	20	25
McDonald’s MTN
4.200%, 04/01/2050	80	103
3.800%, 04/01/2028	10	12
3.700%, 01/30/2026	10	11
3.600%, 07/01/2030	20	23
3.500%, 03/01/2027	100	114
3.500%, 07/01/2027	214	245
3.300%, 07/01/2025	10	11
1.450%, 09/01/2025	10	10
MDC Holdings
6.000%, 01/15/2043	10	13
NIKE
3.375%, 03/27/2050	110	133
3.250%, 03/27/2040	10	12
2.850%, 03/27/2030	30	34
2.750%, 03/27/2027	20	22
2.400%, 03/27/2025	30	32
Target
2.250%, 04/15/2025	40	43
Time Warner Cable
7.300%, 07/01/2038	90	132

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Time Warner Entertainment
8.375%, 07/15/2033	$120	$187
TJX
3.750%, 04/15/2027	10	12
3.500%, 04/15/2025	20	22
Toll Brothers Finance
4.375%, 04/15/2023	20	21
VOC Escrow
5.000%, 02/15/2028 (A)	30	29

		4,157

Consumer Staples — 2.3%
Altria Group
6.200%, 02/14/2059	10	14
5.950%, 02/14/2049	20	28
5.800%, 02/14/2039	130	172
4.800%, 02/14/2029	180	216
4.750%, 05/05/2021	50	51
4.400%, 02/14/2026	70	81
3.875%, 09/16/2046	20	22
3.800%, 02/14/2024	10	11
3.490%, 02/14/2022	20	21
2.850%, 08/09/2022	20	21
2.350%, 05/06/2025	10	11
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	20	29
4.900%, 02/01/2046	378	494
4.500%, 06/01/2050	90	113
4.350%, 06/01/2040	50	62
4.150%, 01/23/2025	20	23
4.000%, 04/13/2028	20	23
3.650%, 02/01/2026	60	68
3.500%, 06/01/2030	20	23
BAT Capital
4.540%, 08/15/2047	110	124
3.557%, 08/15/2027	140	156
Cargill
1.375%, 07/23/2023 (A)	30	31
Coca-Cola
3.375%, 03/25/2027	20	23
2.950%, 03/25/2025	10	11
2.600%, 06/01/2050	20	21
2.500%, 03/15/2051	40	42
1.450%, 06/01/2027	40	41
Constellation Brands
4.750%, 11/15/2024	80	92
Costco Wholesale
1.600%, 04/20/2030	40	41
1.375%, 06/20/2027	70	72
CVS Health
5.125%, 07/20/2045	60	81
3.875%, 07/20/2025	18	20

2	SEI Catholic Values Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CVS Pass-Through Trust
7.507%, 01/10/2032 (A)	$378	$467
6.036%, 12/10/2028	200	227
Danone
2.077%, 11/02/2021 (A)	200	203
Hershey
0.900%, 06/01/2025	10	10
Kraft Heinz Foods
5.500%, 06/01/2050 (A)	20	25
5.200%, 07/15/2045	10	12
4.875%, 10/01/2049 (A)	20	23
4.375%, 06/01/2046	10	11
4.250%, 03/01/2031 (A)	10	11
3.950%, 07/15/2025	51	56
Lamb Weston Holdings
4.875%, 05/15/2028 (A)	10	11
Mars
3.200%, 04/01/2030 (A)	10	12
2.700%, 04/01/2025 (A)	30	32
Mondelez International
2.125%, 04/13/2023	10	10
1.500%, 05/04/2025	70	72
PepsiCo
4.600%, 07/17/2045	40	55
3.875%, 03/19/2060	20	27
3.625%, 03/19/2050	138	174
2.875%, 10/15/2049	20	22
2.250%, 03/19/2025	10	11
1.625%, 05/01/2030	40	41
0.750%, 05/01/2023	40	40
Philip Morris International
2.900%, 11/15/2021	10	10
2.500%, 08/22/2022	50	52
2.500%, 11/02/2022	50	52
2.100%, 05/01/2030	20	21
1.125%, 05/01/2023	20	20
Reynolds American
5.850%, 08/15/2045	20	26
Walgreens Boots Alliance
3.450%, 06/01/2026	30	33

		4,004

Energy – 5.4%
Apache
4.750%, 04/15/2043	10	10
4.375%, 10/15/2028	130	133
4.250%, 01/15/2044	150	144
Blue Racer Midstream
6.125%, 11/15/2022 (A)	10	10
BP Capital Markets
3.535%, 11/04/2024	10	11
3.506%, 03/17/2025	100	111

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BP Capital Markets America
3.633%, 04/06/2030	$20	$23
3.588%, 04/14/2027	10	11
3.216%, 11/28/2023	200	215
3.000%, 02/24/2050	80	83
2.937%, 04/06/2023	152	161
Cameron LNG
3.302%, 01/15/2035 (A)	30	34
2.902%, 07/15/2031 (A)	60	66
Cheniere Energy
4.625%, 10/15/2028 (A)	20	21
Chevron
3.078%, 05/11/2050	10	11
2.954%, 05/16/2026	30	33
1.554%, 05/11/2025	50	52
Cimarex Energy
4.375%, 03/15/2029	160	179
3.900%, 05/15/2027	80	88
Concho Resources
4.300%, 08/15/2028	130	155
3.750%, 10/01/2027	20	23
Continental Resources
4.500%, 04/15/2023	30	31
4.375%, 01/15/2028	30	30
DCP Midstream Operating
6.450%, 11/03/2036 (A)	10	10
Devon Energy
5.850%, 12/15/2025	30	35
5.600%, 07/15/2041	50	58
5.000%, 06/15/2045	120	135
Diamondback Energy
5.375%, 05/31/2025	20	21
3.500%, 12/01/2029	10	10
3.250%, 12/01/2026	10	11
Ecopetrol
5.875%, 05/28/2045	100	119
Energy Transfer Operating
6.250%, 04/15/2049	10	12
5.250%, 04/15/2029	30	34
4.950%, 06/15/2028	20	22
3.750%, 05/15/2030	110	114
2.900%, 05/15/2025	10	10
Enterprise Products Operating
4.150%, 10/16/2028	340	402
4.050%, 02/15/2022	123	128
EOG Resources
4.950%, 04/15/2050	20	27
4.150%, 01/15/2026	20	23
3.900%, 04/01/2035	40	47
Equities
3.000%, 10/01/2022	50	50

SEI Catholic Values Trust / Quarterly Report / November 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Exxon Mobil
4.327%, 03/19/2050	$30	$39
4.114%, 03/01/2046	70	86
3.482%, 03/19/2030	40	46
3.043%, 03/01/2026	40	44
2.992%, 03/19/2025	335	366
1.571%, 04/15/2023	10	10
Halliburton
5.000%, 11/15/2045	40	45
3.800%, 11/15/2025	4	4
Kinder Morgan
5.300%, 12/01/2034	20	24
5.200%, 03/01/2048	10	12
4.300%, 06/01/2025	30	34
4.300%, 03/01/2028	110	128
Kinder Morgan Energy Partners
4.250%, 09/01/2024	40	44
3.500%, 03/01/2021	20	20
3.500%, 09/01/2023	30	32
MPLX
5.500%, 02/15/2049	30	37
4.875%, 06/01/2025	110	126
4.800%, 02/15/2029	60	71
4.700%, 04/15/2048	60	67
4.500%, 04/15/2038	10	11
Noble Energy
5.250%, 11/15/2043	10	14
4.950%, 08/15/2047	10	14
3.850%, 01/15/2028	60	69
Occidental Petroleum
7.875%, 09/15/2031	10	11
7.500%, 05/01/2031	60	63
6.950%, 07/01/2024	10	11
6.200%, 03/15/2040	75	72
5.550%, 03/15/2026	30	30
4.653%, 10/10/2036 (B)	1,026	462
4.625%, 06/15/2045	20	17
4.400%, 04/15/2046	10	8
4.400%, 08/15/2049	70	57
4.100%, 02/15/2047	70	55
3.500%, 08/15/2029	20	17
3.400%, 04/15/2026	20	18
3.200%, 08/15/2026	30	27
3.125%, 02/15/2022	29	29
3.000%, 02/15/2027	20	17
2.900%, 08/15/2024	60	56
2.700%, 08/15/2022	30	30
Parsley Energy
5.375%, 01/15/2025 (A)	10	10
Pertamina Persero
6.000%, 05/03/2042 (A)	200	255

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Petrobras Global Finance BV
7.375%, 01/17/2027	$210	$260
6.850%, 06/05/2115	50	59
5.750%, 02/01/2029	50	58
5.299%, 01/27/2025	255	289
Petroleos Mexicanos
6.625%, 06/15/2035	100	92
Petroleos Mexicanos MTN
6.875%, 08/04/2026	20	21
Phillips 66 Partners
3.605%, 02/15/2025	300	319
3.550%, 10/01/2026	232	248
Range Resources
5.875%, 07/01/2022	4	4
5.000%, 03/15/2023	8	8
4.875%, 05/15/2025	30	28
Schlumberger Holdings
4.000%, 12/21/2025 (A)	30	34
3.900%, 05/17/2028 (A)	471	524
Shell International Finance BV
4.375%, 05/11/2045	50	64
4.000%, 05/10/2046	50	62
3.250%, 04/06/2050	80	90
2.875%, 05/10/2026	80	88
2.750%, 04/06/2030	20	22
2.375%, 04/06/2025	225	241
Sinopec Group Overseas Development
4.375%, 04/10/2024 (A)	200	219
Sunoco Logistics Partners Operations
3.450%, 01/15/2023	381	396
Targa Resources Partners
5.500%, 03/01/2030	20	22
4.875%, 02/01/2031 (A)	20	21
Tennessee Gas Pipeline
2.900%, 03/01/2030 (A)	30	32
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	30	39
Western Midstream Operating
6.500%, 02/01/2050	20	20
5.300%, 02/01/2030	100	107
4.500%, 03/01/2028	10	10
4.350%, 02/01/2025	30	30
2.074%, VAR ICE LIBOR USD 3 Month+1.850%, 01/13/2023	10	10
Williams
7.875%, 09/01/2021	30	32
7.750%, 06/15/2031	140	188
7.500%, 01/15/2031	10	13
3.700%, 01/15/2023	20	21

4	SEI Catholic Values Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
WPX Energy 8.250%, 08/01/2023	$30	$34

		9,196

Financials – 12.9%
Ambac Assurance
5.100%(A)(C)	0	1
Ambac LSNI
6.000%, VAR ICE LIBOR USD 3 Month+5.000%, 02/12/2023 (A)	1	1
American Express
3.400%, 02/27/2023	412	438
2.650%, 12/02/2022	140	146
American International Group
3.750%, 07/10/2025	40	45
2.500%, 06/30/2025	464	498
Bank of America
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	42	47
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	419	440
Bank of America MTN
5.000%, 01/21/2044	20	29
4.450%, 03/03/2026	10	12
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	328	434
4.250%, 10/22/2026	10	12
4.083%, VAR ICE LIBOR USD 3 Month+3.150%, 03/20/2051	140	178
4.000%, 01/22/2025	300	336
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	150	175
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	160	181
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	70	75
3.500%, 04/19/2026	224	254
Bank of Montreal MTN
1.850%, 05/01/2025	70	73
Bank of New York Mellon MTN
1.600%, 04/24/2025	20	21
Bank of Nova Scotia
1.625%, 05/01/2023	294	302
1.300%, 06/11/2025	40	41
Barclays
5.088%, VAR ICE LIBOR USD 3 Month+3.054%, 06/20/2030	200	236
1.700%, 05/12/2022	244	248
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	200	240

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Blackstone Holdings Finance
6.250%, 08/15/2042 (A)	$118	$177
5.000%, 06/15/2044 (A)	200	276
BNP Paribas
4.705%, VAR ICE LIBOR USD 3 Month+2.235%, 01/10/2025 (A)	200	222
4.400%, 08/14/2028 (A)	200	237
Brighthouse Financial
4.700%, 06/22/2047	5	5
Canadian Imperial Bank of Commerce
0.950%, 06/23/2023	40	40
Capital One Financial
3.900%, 01/29/2024	400	439
Citigroup
8.125%, 07/15/2039	110	199
4.650%, 07/23/2048	80	111
4.450%, 09/29/2027	140	164
4.412%, VAR United States Secured Overnight Financing Rate+3.914%, 03/31/2031	233	281
4.125%, 07/25/2028	90	105
3.980%, VAR ICE LIBOR USD 3 Month+1.338%, 03/20/2030	160	187
3.700%, 01/12/2026	170	192
3.520%, VAR ICE LIBOR USD 3 Month+1.151%, 10/27/2028	148	167
3.400%, 05/01/2026	510	570
3.106%, VAR United States Secured Overnight Financing Rate+2.750%, 04/08/2026	30	33
2.572%, VAR United States Secured Overnight Financing Rate+2.107%, 06/03/2031	10	11
1.678%, VAR United States Secured Overnight Financing Rate+1.667%, 05/15/2024	40	41
Cooperatieve Rabobank UA
4.375%, 08/04/2025	250	286
3.875%, 09/26/2023 (A)	392	428
3.125%, 04/26/2021	250	253
Credit Agricole
8.125%, VAR USD Swap Semi 30/360 5 Yr Curr+6.185%(A)(C)	260	314
Credit Agricole MTN
1.907%, VAR United States Secured Overnight Financing Rate+1.676%, 06/16/2026 (A)	250	258
Credit Suisse Group
4.194%, VAR United States Secured Overnight Financing Rate+3.730%, 04/01/2031 (A)	250	294

SEI Catholic Values Trust / Quarterly Report / November 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026	$250	$293
Danske Bank
5.000%, 01/12/2022 (A)	200	209
Five Corners Funding Trust
4.419%, 11/15/2023 (A)	390	434
Guardian Life Global Funding
1.100%, 06/23/2025 (A)	10	10
HSBC Holdings
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	200	236
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	200	227
3.973%, VAR ICE LIBOR USD 3 Month+1.610%, 05/22/2030	200	230
Intesa Sanpaolo
3.125%, 07/14/2022 (A)	200	207
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)	200	218
JPMorgan Chase
4.950%, 06/01/2045	100	143
4.493%, VAR United States Secured Overnight Financing Rate+3.790%, 03/24/2031	298	366
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	590	702
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	200	220
3.509%, VAR ICE LIBOR USD 3 Month+0.945%, 01/23/2029	400	453
3.109%, VAR United States Secured Overnight Financing Rate+2.440%, 04/22/2051	10	11
2.522%, VAR United States Secured Overnight Financing Rate+2.040%, 04/22/2031	40	43
2.083%, VAR United States Secured Overnight Financing Rate+1.850%, 04/22/2026	60	63
1.514%, VAR United States Secured Overnight Financing Rate+1.455%, 06/01/2024	100	102
KKR Group Finance II
5.500%, 02/01/2043 (A)	208	278
KKR Group Finance III
5.125%, 06/01/2044 (A)	215	276
KKR Group Finance VIII
3.500%, 08/25/2050 (A)	137	149
Liberty Mutual Group
4.569%, 02/01/2029 (A)	349	428
4.250%, 06/15/2023 (A)	90	98

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lincoln National
3.400%, 01/15/2031	$209	$238
Lloyds Banking Group
4.375%, 03/22/2028	200	237
2.858%, VAR ICE LIBOR USD 3 Month+1.249%, 03/17/2023	200	206
Macquarie Group MTN
4.150%, VAR ICE LIBOR USD 3 Month+1.330%, 03/27/2024 (A)	374	401
Massachusetts Mutual Life Insurance
3.375%, 04/15/2050 (A)	144	156
Metropolitan Life Insurance
7.800%, 11/01/2025 (A)	267	346
Mitsubishi UFJ Financial Group
2.998%, 02/22/2022	20	21
Moody’s
3.250%, 05/20/2050	235	257
Morgan Stanley
3.737%, VAR ICE LIBOR USD 3 Month+0.847%, 04/24/2024	120	129
Morgan Stanley MTN
3.875%, 04/29/2024	346	383
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	90	104
3.622%, VAR United States Secured Overnight Financing Rate+3.120%, 04/01/2031	384	447
3.125%, 07/27/2026	450	503
2.699%, VAR United States Secured Overnight Financing Rate+1.143%, 01/22/2031	40	44
2.188%, VAR United States Secured Overnight Financing Rate+1.990%, 04/28/2026	100	106
Natwest Group
5.125%, 05/28/2024	200	223
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	200	218
New York Life Global Funding
0.950%, 06/24/2025 (A)	30	30
Park Aerospace Holdings
5.250%, 08/15/2022 (A)	50	52
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (A)	225	249
Principal Life Global Funding II
1.250%, 06/23/2025 (A)	10	10
Royal Bank of Canada MTN
3.200%, 04/30/2021	40	40
1.600%, 04/17/2023	60	62
1.150%, 06/10/2025	40	41
Santander Holdings USA
4.500%, 07/17/2025	10	11

6	SEI Catholic Values Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
State Street
3.152%, VAR United States Secured Overnight Financing Rate+2.650%, 03/30/2031	$110	$126
2.901%, VAR United States Secured Overnight Financing Rate+2.600%, 03/30/2026	95	103
Sumitomo Mitsui Financial Group
2.058%, 07/14/2021	30	30
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	150	201
Toronto-Dominion Bank MTN
3.250%, 06/11/2021	50	51
1.150%, 06/12/2025	30	31
0.750%, 06/12/2023	80	81
UBS
1.750%, 04/21/2022 (A)	200	204
UBS MTN
4.500%, 06/26/2048 (A)	200	281
UBS Group
1.364%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.080%, 01/30/2027 (A)	200	202
UBS Group Funding Jersey
4.125%, 04/15/2026 (A)	449	519
UBS Group Funding Switzerland
4.253%, 03/23/2028 (A)	200	234
US Bancorp
1.450%, 05/12/2025	70	72
US Bank
3.150%, 04/26/2021	250	252
Voya Financial
3.125%, 07/15/2024	258	278
WEA Finance
3.750%, 09/17/2024 (A)	200	210

		22,538

Health Care – 1.7%
Abbott Laboratories
4.900%, 11/30/2046	40	60
4.750%, 11/30/2036	10	14
3.750%, 11/30/2026	43	50
Aetna
2.800%, 06/15/2023	10	11
Anthem
3.650%, 12/01/2027	30	34
3.350%, 12/01/2024	20	22
2.950%, 12/01/2022	50	52
Cigna
4.375%, 10/15/2028	170	205
4.125%, 11/15/2025	397	457

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.750%, 07/15/2023	$64	$69
3.400%, 09/17/2021	30	31
3.400%, 03/01/2027	441	496
CVS Health
5.050%, 03/25/2048	60	81
4.300%, 03/25/2028	310	364
4.250%, 04/01/2050	30	38
4.125%, 04/01/2040	10	12
4.100%, 03/25/2025	27	31
3.750%, 04/01/2030	30	35
3.700%, 03/09/2023	78	83
3.625%, 04/01/2027	30	34
3.350%, 03/09/2021	16	16
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (A)	50	56
Humana
4.500%, 04/01/2025	10	11
Medtronic
3.500%, 03/15/2025	16	18
PeaceHealth Obligated Group
1.375%, 11/15/2025	430	439
SSM Health Care
3.688%, 06/01/2023	248	265

		2,984

Industrials – 3.6%
3M
3.700%, 04/15/2050	110	138
3.050%, 04/15/2030	10	11
2.375%, 08/26/2029	30	33
Air Canada Pass- Through Trust, Ser 2015-1, CI A
3.600%, 03/15/2027 (A)	236	225
Air Lease
3.375%, 07/01/2025	20	21
American Airlines Pass-Through Trust, Ser 2013-1, CI B
5.625%, 01/15/2021 (A)	55	54
Canadian National Railway
3.650%, 02/03/2048	151	189
Canadian Pacific Railway
6.125%, 09/15/2115	167	269
Carrier Global
2.700%, 02/15/2031 (A)	20	21
Cintas No. 2
3.700%, 04/01/2027	30	35
2.900%, 04/01/2022	20	21
Continental Airlines Pass- Through Trust, Ser 2012-2, CI A
4.000%, 10/29/2024	155	152
CSX
3.800%, 04/15/2050	331	420

SEI Catholic Values Trust / Quarterly Report / November 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
DAE Funding
5.750%, 11/15/2023 (A)	$10	$10
Deere
3.750%, 04/15/2050	40	52
3.100%, 04/15/2030	10	12
Delta Air Lines
7.375%, 01/15/2026	30	34
7.000%, 05/01/2025 (A)	190	217
4.750%, 10/20/2028 (A)	30	32
4.500%, 10/20/2025 (A)	30	32
3.625%, 03/15/2022	20	20
3.400%, 04/19/2021	80	80
2.900%, 10/28/2024	40	38
Delta Air Lines Pass-Through Trust, Ser 2020-1AA
2.000%, 06/10/2028	170	168
Eaton
4.150%, 11/02/2042	70	88
FedEx
4.950%, 10/17/2048	94	127
4.050%, 02/15/2048	237	288
Ferguson Finance
4.500%, 10/24/2028 (A)	394	473
3.250%, 06/02/2030 (A)	230	255
GFL Environmental
4.250%, 06/01/2025 (A)	20	21
International Lease Finance
5.875%, 08/15/2022	50	54
Mileage Plus Holdings
6.500%, 06/20/2027 (A)	40	43
Norfolk Southern
4.837%, 10/01/2041	200	271
Penske Truck Leasing LP
3.900%, 02/01/2024 (A)	457	500
Republic Services
2.500%, 08/15/2024	20	21
Ryder System MTN
3.875%, 12/01/2023	432	471
Spirit Airlines Pass-Through Trust, Ser 2017-1AA
3.375%, 02/15/2030	179	170
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)	40	44
TransDigm
8.000%, 12/15/2025 (A)	20	22
6.250%, 03/15/2026 (A)	20	21
United Airlines Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	583	579
United Parcel Service
5.300%, 04/01/2050	66	102

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
United Rentals North America
3.875%, 02/15/2031	$100	$105
Verisk Analytics
3.625%, 05/15/2050	202	237
Waste Management
4.150%, 07/15/2049	20	27
3.500%, 05/15/2024	60	65

		6,268

Information Technology – 1.4%
Apple
3.850%, 08/04/2046	156	201
3.200%, 05/13/2025	80	89
1.550%, 08/04/2021	50	50
1.125%, 05/11/2025	80	82
Broadcom
4.700%, 04/15/2025	70	80
4.110%, 09/15/2028	237	272
3.150%, 11/15/2025	60	65
2.250%, 11/15/2023	60	63
Hewlett Packard Enterprise
4.400%, 10/15/2022	69	74
Lam Research
2.875%, 06/15/2050	92	100
Mastercard
3.850%, 03/26/2050	75	98
Micron Technology
2.497%, 04/24/2023	30	31
NVIDIA
3.700%, 04/01/2060	50	64
3.500%, 04/01/2040	70	85
3.500%, 04/01/2050	180	219
2.850%, 04/01/2030	20	22
NXP BV
4.625%, 06/01/2023 (A)	215	236
2.700%, 05/01/2025 (A)	30	32
PayPal Holdings
1.650%, 06/01/2025	30	31
1.350%, 06/01/2023	30	31
Prosus
4.850%, 07/06/2027 (A)	200	230
salesforce.com
3.250%, 04/11/2023	40	43
Texas Instruments
1.750%, 05/04/2030	20	21
TSMC Global
0.750%, 09/28/2025 (A)	200	199
Visa
4.300%, 12/14/2045	50	69
3.150%, 12/14/2025	70	78

8	SEI Catholic Values Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.050%, 04/15/2030	$20	$21

		2,586

Materials – 0.6%
Anglo American Capital
3.625%, 09/11/2024 (A)	200	218
ArcelorMittal
4.550%, 03/11/2026	50	55
3.600%, 07/16/2024	80	85
Barrick North America Finance
5.700%, 05/30/2041	60	86
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (A)	200	218
Freeport-McMoRan
5.450%, 03/15/2043	60	75
4.625%, 08/01/2030	10	11
4.550%, 11/14/2024	10	11
Glencore Funding
4.125%, 05/30/2023 (A)	70	75
4.000%, 03/27/2027 (A)	140	157
Southern Copper
5.250%, 11/08/2042	80	106
Suzano Austria GmbH
3.750%, 01/15/2031	70	74
Vale Overseas
6.875%, 11/21/2036	10	14
WestRock RKT
4.000%, 03/01/2023	10	10

		1,195

Real Estate – 0.7%
Boston Properties
3.850%, 02/01/2023	200	213
Digital Realty Trust
4.750%, 10/01/2025	145	170
3.700%, 08/15/2027	311	357
Federal Realty Investment Trust
1.250%, 02/15/2026	264	265
HCP
4.000%, 06/01/2025	150	170

		1,175

Utilities – 2.5%
Aquarion
4.000%, 08/15/2024 (A)	192	212
Consolidated Edison of New York
3.950%, 04/01/2050	20	25
3.350%, 04/01/2030	20	23
Duke Energy Carolinas
3.950%, 03/15/2048	98	123
Duke Energy Florida
3.200%, 01/15/2027	230	259

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Duke Energy Ohio
3.650%, 02/01/2029	$50	$58
Eversource Energy
3.150%, 01/15/2025	111	121
2.500%, 03/15/2021	305	306
Exelon
5.625%, 06/15/2035	60	82
5.100%, 06/15/2045	328	447
4.700%, 04/15/2050	69	93
FirstEnergy
7.375%, 11/15/2031	270	371
4.850%, 07/15/2047	100	123
3.900%, 07/15/2027	50	55
1.600%, 01/15/2026	20	20
Interstate Power and Light
2.300%, 06/01/2030	295	313
NextEra Energy Capital Holdings
3.550%, 05/01/2027	292	333
Pacific Gas and Electric
3.300%, 08/01/2040	10	10
2.500%, 02/01/2031	20	20
2.100%, 08/01/2027	20	20
1.750%, 06/16/2022	60	60
Public Service Enterprise Group
2.875%, 06/15/2024	409	438
Southern
3.250%, 07/01/2026	415	465
Virginia Electric & Power
3.150%, 01/15/2026	124	138
Xcel Energy
3.400%, 06/01/2030	188	216

		4,331

Total Corporate Obligations (Cost $58,740) ($ Thousands)		65,289

MORTGAGE-BACKED SECURITIES – 29.8%

Agency Mortgage-Backed Obligations – 21.9%
FHLMC
6.000%, 03/01/2035 to 07/01/2040	491	592
5.500%, 04/01/2030	165	185
5.000%, 06/01/2041 to 03/01/2050	637	713
4.500%, 06/01/2038 to 04/01/2049	681	750
4.000%, 07/01/2037 to 06/01/2048	1,415	1,540
3.500%, 03/01/2043 to 03/01/2050	1,581	1,689
3.000%, 09/01/2036 to 09/01/2050	3,196	3,420
2.500%, 01/01/2050 to 10/01/2050	1,443	1,517
2.000%, 08/01/2050	1,033	1,077
FHLMC CMO, Ser 2012-4057, Cl CS, l0
5.909%, VAR ICE LIBOR USD 1 Month+6.050%, 04/15/2039	7	–

SEI Catholic Values Trust / Quarterly Report / November 30, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2014-328, CI S4, l0
2.731%, 02/15/2038 (D)	$40	$2
FHLMC CMO, Ser 2014-4415, CI l0, l0
2.372%, 04/15/2041 (D)	194	12
FHLMC CMO, Ser 2015-4494, CI Al, l0
2.765%, 11/15/2038 (D)	180	11
FHLMC CMO, Ser 2018-4813, CI CJ
3.000%, 08/15/2048	49	50
FHLMC CMO, Ser 2020-5010, CI Jl, l0
2.500%, 09/25/2050	99	12
FHLMC CMO, Ser 2020-5018, CI Ml, l0
2.000%, 10/25/2050	99	13
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1517, CI X1, l0
1.444%, 07/25/2035 (D)	340	49
FHLMC Multifamily Structured Pass-Through Certificates, Ser K082, CI A2
3.920%, 09/25/2028 (D)	262	314
FHLMC Multifamily Structured Pass-Through Certificates, Ser K087, CI A2
3.771%, 12/25/2028	209	249
FHLMC STACR Remic Trust, Ser 2020-DNA1, CI M2
1.850%, VAR ICE LIBOR USD 1 Month+1.700%, 01/25/2050 (A)	250	248
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, CI M3
4.800%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028	238	247
FNMA
5.000%, 10/01/2048 to 03/01/2050	518	572
4.500%, 07/01/2033 to 09/01/2057	2,173	2,402
4.000%, 01/01/2037 to 06/01/2057	2,346	2,571
3.500%, 10/01/2037 to 03/01/2057	4,678	5,050
3.160%, 05/01/2029	20	22
3.000%, 11/01/2034 to 10/01/2050	2,938	3,147
2.810%, 04/01/2025	40	43
2.790%, 08/01/2029	100	112
2.500%, 08/01/2035 to 10/01/2050	1,772	1,864
2.260%, 04/01/2030	99	106
2.000%, 08/01/2050	183	191
FNMA CMO, Ser 2015-55, CI l0, l0
2.232%, 08/25/2055 (D)	172	8
FNMA CMO, Ser 2015-56, CI AS, l0
6.000%, VAR ICE LIBOR USD 1 Month+6.150%, 08/25/2045	202	47
FNMA Connecticut Avenue Securities, Ser 2016-C04, CI 1M2
4.400%, VAR ICE LIBOR USD 1 Month+4.250%, 01/25/2029	33	35

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2017-C03, CI 1M2
3.150%, VAR ICE LIBOR USD 1 Month+3.000%, 10/25/2029	$192	$194
FNMA Connecticut Avenue Securities, Ser 2018-C05, CI 1M2
2.500%, VAR ICE LIBOR USD 1 Month+2.350%, 01/25/2031	197	196
FNMA TBA
2.000%, 12/14/2035 to 01/14/2051	1,900	1,972
1.500%, 12/15/2035	400	410
FNMA, Ser 2019-M4, CI A2
3.610%, 02/25/2031	40	48
FNMA, Ser 2019-M5, CI A2
3.273%, 02/25/2029	70	81
FNMA, Ser 2019-M6, CI A2
3.450%, 01/01/2029	70	80
FRESB Mortgage Trust, Ser 2019-SB63, CI A5H
2.550%, 02/25/2039 (D)	245	253
GNMA
5.000%, 01/20/2049	97	106
4.500%, 01/15/2042 to 02/20/2050	1,969	2,165
4.000%, 08/15/2045 to 07/20/2050	902	981
3.500%, 01/20/2047 to 02/20/2048	361	396
3.000%, 09/15/2042 to 04/20/2048	747	786
1.425%, 11/30/2055	1,240	126
GNMA CMBS, Ser 2018-130, CI A
3.250%, 05/16/2059	65	68
GNMA CMO, Ser 2007-51, CI SG, l0
6.434%, VAR ICE LIBOR USD 1 Month+6.580%, 08/20/2037	11	2
GNMA CMO, Ser 2012-34, CI SA, l0
5.904%, VAR ICE LIBOR USD 1 Month+6.050%, 03/20/2042	114	29
GNMA CMO, Ser 2012-43, CI SN, l0
6.459%, VAR ICE LIBOR USD 1 Month+6.600%, 04/16/2042	91	26
GNMA CMO, Ser 2012-H27, CI Al, l0
1.743%, VAR ICE LIBOR USD 1 Month 0.000%, 10/20/2062	75	4
GNMA CMO, Ser 2014-118, CI HS, l0
6.054%, VAR ICE LIBOR USD 1 Month+6.200%, 08/20/2044	196	44
GNMA CMO, Ser 2020-123, CI Nl, l0
2.500%, 08/20/2050	100	14
GNMA CMO, Ser 2020-160, CI Yl, l0
2.500%, 10/20/2050	100	14
GNMA CMO, Ser 2020-H09, CI FL
1.297%, VAR ICE LIBOR USD 1 Month+1.150%, 05/20/2070	100	105

10	SEI Catholic Values Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA TBA
2.500%, 05/09/2026	$500	$527
2.000%, 12/21/2050	500	523

		38,010

Non-Agency Mortgage-Backed Obligations – 7.9%
BANK, Ser 2017-BNK8, Cl XA, l0
0.872%, 11/15/2050 (D)	1,640	70
BBCCRE Trust, Ser 2015-GTP, Cl D
4.715%, 08/10/2033 (A)(D)	140	132
Bear Stearns Asset Backed Securities I Trust, Ser 2004-AC6, Cl A1
5.750%, 11/25/2034	71	71
Benchmark Mortgage Trust, Ser 2019-B15, Cl A5
2.928%, 12/15/2072	183	203
Benchmark Mortgage Trust, Ser 2019-B17, Cl A2
2.211%, 03/15/2053	395	410
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
1.061%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (A)	468	468
BXP Trust,Ser 2017-CQHP, Cl A
0.991%, VAR ICE LIBOR USD 1 Month+0.850%, 11/15/2034 (A)	190	187
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl B1
0.616%, 05/25/2035 (A)(D)	205	160
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl A1
0.420%, VAR ICE LIBOR USD 1 Month+0.270%, 05/25/2035 (A)	88	87
CIM Trust, Ser 2020-lNV1, Cl A2
2.500%, 04/25/2050 (A)(D)	314	323
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046 (A)	100	102
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	329	346
COMM Mortgage Trust, Ser 2015-CR24, Cl AM
4.028%, 08/10/2048 (D)	90	99
COMM Mortgage Trust, Ser 2015-CR26, Cl A4
3.630%, 10/10/2048	417	464
Credit Suisse Mortgage Capital Certificates, Ser 2019-lCE4, Cl F
2.791%, VAR ICE LIBOR USD 1 Month+2.650%, 05/15/2036 (A)	190	187
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl AS
3.849%, 06/15/2057 (D)	210	219
CSMC Trust, Ser 2017-HL1, Cl A3
3.500%, 06/25/2047 (A)(D)	98	98

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2017-TlME, Cl A
3.646%, 11/13/2039 (A)	$100	$99
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (A)(D)	403	414
CSMC Trust, Ser 2020-FACT, Cl F
6.298%, VAR ICE LIBOR USD 1 Month+6.157%, 10/15/2037 (A)	250	250
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048 (A)(D)	122	126
GS Mortgage Securities Trust, Ser 2006-GG8, Cl AJ
5.622%, 11/10/2039	94	31
GS Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (A)	138	138
GS Mortgage Securities Trust, Ser 2011-GC5, Cl A4
3.707%, 08/10/2044	206	207
GS Mortgage Securities Trust, Ser 2012-GC6, Cl AS
4.948%, 01/10/2045 (A)	200	205
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A4
3.377%, 05/10/2045	302	306
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl B
4.481%, 06/09/2021	190	159
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl A
3.281%, 06/09/2021	190	159
GS Mortgage-Backed Securities Trust, Ser 2020-lNV1, Cl A14
3.000%, 10/25/2050 (A)(D)	360	367
Impac CMB Trust, Ser 2005-4,Cl 1M1
0.795%, VAR ICE LIBOR USD 1 Month+0.645%, 05/25/2035	42	42
Impac Secured Assets Trust, Ser 2006-2, Cl 2M3
1.250%, VAR ICE LIBOR USD 1 Month+1.100%, 08/25/2036	173	168
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C7, Cl XA, l0
1.035%, 10/15/2050 (D)	1,453	66
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C6, Cl A3
3.507%, 05/15/2045	159	164
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-ClBX, Cl A4
3.483%, 06/15/2045	416	423

SEI Catholic Values Trust / Quarterly Report / November 30, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl F
4.510%, VAR ICE LIBOR USD 1 Month+3.010%, 06/15/2035 (A)	$250	$72
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-MKST, Cl F
2.991%, VAR ICE LIBOR USD 1 Month+2.850%, 12/15/2036 (A)	270	236
JPMorgan Mortgage Trust, Ser 2005-S2, Cl 2A15
6.000%, 09/25/2035	136	127
JPMorgan Mortgage Trust, Ser 2016-1, Cl A5
3.500%, 05/25/2046 (A)(D)	30	30
JPMorgan Mortgage Trust, Ser 2016-4, Cl A5
3.500%, 10/25/2046 (A)(D)	28	29
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (A)(D)	13	13
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (A)(D)	65	67
JPMorgan Mortgage Trust, Ser 2020-3, Cl A3A
3.000%, 08/25/2050 (A)(D)	323	331
Metlife Securitization Trust, Ser 2020-INV1, Cl A2A
2.500%, 05/25/2050 (A)(D)	293	302
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C17, Cl A4
3.443%, 08/15/2047	430	452
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl B
4.283%, 07/15/2050 (D)	100	107
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl ASB
3.514%, 12/15/2049	283	309
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
6.468%, 12/12/2049 (D)	22	13
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
1.541%, VAR ICE LIBOR USD 1 Month+1.400%, 05/15/2036 (A)	140	135
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (A)(D)	110	108
Natixis Commercial Mortgage Securities Trust, Ser 2019-FAME, Cl A
3.047%, 08/15/2036 (A)	110	109
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059 (A)(D)	181	185
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	151	157

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Residential Mortgage Loan Trust, Ser 2019-3, Cl A1
2.633%, 09/25/2059 (A)(D)	$88	$90
Rosslyn Portfolio Trust, Ser 2017-R17, Cl A
1.939%, VAR ICE LIBOR USD 1 Month+0.950%, 06/15/2033 (A)	85	85
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl MA
3.500%, 08/25/2057	321	348
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	424	461
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/25/2058	188	205
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	252	260
Seasoned Credit Risk Transfer Trust, Ser 2020-3, Cl MA
2.000%, 05/25/2060	225	233
Sequoia Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 02/25/2047 (A)(D)	130	131
Sequoia Mortgage Trust, Ser 2017-4, Cl A4
3.500%, 07/25/2047 (A)(D)	26	26
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%, 09/25/2047 (A)(D)	41	42
Sequoia Mortgage Trust, Ser 2020-1, Cl A4
3.500%, 02/25/2050 (A)(D)	117	118
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl A3
3.400%, 05/10/2045	586	598
UBS Commercial Mortgage Trust, Ser 2018-C13, Cl ASB
4.241%, 10/15/2051	532	621
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR6, Cl 2A1A
0.610%, VAR ICE LIBOR USD 1 Month+0.460%, 04/25/2045	200	201
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl AS
3.872%, 05/15/2048 (D)	270	296
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A4
4.902%, 06/15/2044 (A)(D)	359	362

		13,809

Total Mortgage-Backed Securities (Cost $50,701) ($ Thousands)		51,819

12	SEI Catholic Values Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS – 16.0%
U.S. Treasury Bills
0.110%, 04/29/2021 (B)	$1,220	$1,219
0.105%, 04/01/2021 (B)	390	390
0.100%, 12/03/2020 (B)	770	770
0.100%, 01/05/2021 (B)	170	170
0.097%, 12/08/2020 (B)	170	170
0.097%, 03/18/2021 (B)	270	270
0.090%, 02/18/2021 (B)	1,190	1,190
0.090%, 05/04/2021 (B)	1,200	1,200
U.S. Treasury Bond STRIPS
2.334%, 05/15/2049 (B)	410	259
U.S. Treasury Bonds
3.750%, 11/15/2043	950	1,386
3.500%, 02/15/2039	1,024	1,410
3.125%, 05/15/2048	620	844
3.000%, 02/15/2048	341	454
3.000%, 08/15/2048	641	856
2.875%, 08/15/2045	70	90
2.750%, 08/15/2047	970	1,234
2.000%, 02/15/2050	330	364
1.625%, 11/15/2050	170	172
1.375%, 08/15/2050	3,170	3,018
1.250%, 05/15/2050	1,910	1,762
1.125%, 05/15/2040	1,242	1,195
1.125%, 08/15/2040	1,619	1,554
U.S. Treasury lnflation Protected Securities
2.125%, 02/15/2040	157	241
2.125%, 02/15/2041	71	111
1.750%, 01/15/2028	149	181
1.375%, 02/15/2044	402	576
1.000%, 02/15/2046	176	238
1.000%, 02/15/2048	222	307
1.000%, 02/15/2049	310	435
0.750%, 02/15/2042	46	58
0.750%, 02/15/2045	88	114
0.125%, 10/15/2024	1,652	1,749
0.125%, 01/15/2030	395	435
U.S. Treasury Notes
0.875%, 11/15/2030	250	251
0.625%, 05/15/2030	81	80
0.625%, 08/15/2030	1,161	1,139
0.500%, 06/30/2027	810	807
0.500%, 08/31/2027	650	646
0.250%, 05/31/2025	40	40
0.250%, 06/30/2025	250	249
0.250%, 08/31/2025	140	139
0.250%, 10/31/2025	100	100

Total U.S. Treasury Obligations (Cost $26,183) ($ Thousands)		27,873

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES – 8.5%

Automotive – 1.3%

Avis Budget Rental Car Funding AESOP, Ser 2019-2A, Cl A
3.350%, 09/22/2025 (A)	$100	$106
Ford Credit Auto Lease Trust, Ser 2020-A, Cl A3
1.850%, 03/15/2023	367	373
Ford Credit Auto Owner Trust, Ser 2020-1, Cl A
2.040%, 08/15/2031 (A)	400	421
Ford Credit Floorplan Master Owner Trust, Ser 2018-3, Cl A1
3.520%, 10/15/2023	585	601
Ford Credit Floorplan Master Owner Trust, Ser 2018-4, Cl A
4.060%, 11/15/2030	150	177
Hertz Vehicle Financing II, Ser 2016-2A, Cl B
3.940%, 03/25/2022 (A)	100	100
World Omni Auto Receivables Trust, Ser 2020-A, Cl A3
1.700%, 01/17/2023	463	472

		2,250

Mortgage Related Securities – 0.4%

Asset-Backed Securities Home Equity Loan Trust, Ser 2007-HE1, Cl A4
0.289%, VAR ICE LIBOR USD 1 Month+0.140%, 12/25/2036	192	184
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE6, Cl M1
1.005%, VAR ICE LIBOR USD 1 Month+0.855%, 08/25/2034	253	244
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE7, Cl M1
1.050%, VAR ICE LIBOR USD 1 Month+0.900%, 08/25/2034	197	190
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A4
5.860%, 01/25/2037	96	99

		717

Other Asset-Backed Securities – 6.8%

AMSR Trust, Ser 2020-SFR4, Cl A
1.355%, 11/17/2037 (A)	253	255
Applebee’s Funding, Ser 2019-1A, Cl A2l
4.194%, 06/07/2049 (A)	140	137
BankAmerica Manufactured Housing Contract Trust, Ser 1996-1, Cl B1
7.875%, 10/10/2026	510	68
CCG Receivables Trust, Ser 2018-1, Cl A2
2.500%, 06/16/2025 (A)	48	48

SEI Catholic Values Trust / Quarterly Report / November 30, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CCG Receivables Trust, Ser 2019-1, CI A2
2.800%, 09/14/2026 (A)	$133	$135
CF Hippolyta, Ser 2020-1, CI A1
1.690%, 07/15/2060 (A)	181	183
CIT Mortgage Loan Trust, Ser 2007-1, CI 1M1
1.650%, VAR ICE LIBOR USD 1 Month+1.500%, 10/25/2037 (A)	120	118
DB Master Finance, Ser 2017-1A, CI A2l
3.629%, 11/20/2047 (A)	246	253
Domino’s Pizza Master Issuer, Ser 2017-1A, CI A2l
1.465%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/2047 (A)	219	220
Domino’s Pizza Master Issuer, Ser 2019-1A, CI A2
3.668%, 10/25/2049 (A)	79	84
First Franklin Mortgage Loan Trust, Ser 2006-FF15, CI A5
0.310%, VAR ICE LIBOR USD 1 Month+0.160%, 11/25/2036	173	169
FirstKey Homes Trust, Ser 2020-SFR1, CI A
1.339%, 09/17/2025 (A)	220	221
FirstKey Homes Trust, Ser 2020-SFR2, CI A
1.266%, 10/19/2037 (A)	252	252
GMF Floorplan Owner Revolving Trust, Ser 2018-4, CI A1
3.500%, 09/15/2023 (A)	255	261
Merrill Lynch Mortgage Investors Trust, Ser 2004-WMC5, CI M1
1.080%, VAR ICE LIBOR USD 1 Month+0.930%, 07/25/2035	316	312
Navient Private Education Refi Loan Trust, Ser 2019-CA, CI A2
3.130%, 02/15/2068 (A)	180	185
NextGear Floorplan Master Owner Trust, Ser 2018-1A, CI A2
3.220%, 02/15/2023 (A)	354	356
NextGear Floorplan Master Owner Trust, Ser 2018-2A, CI A2
3.690%, 10/15/2023 (A)	377	388
NextGear Floorplan Master Owner Trust, Ser 2019-1A, CI A2
3.210%, 02/15/2024 (A)	347	359
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, CI A1
1.850%, 10/20/2050 (A)	476	477
Progress Residential Trust, Ser 2018-SFR3, CI A
3.880%, 10/17/2035 (A)	408	418
Progress Residential Trust, Ser 2019-SFR3, CI A
2.271%, 09/17/2036 (A)	352	358

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
RAMP Trust, Ser 2006-RZ3, CI M1
0.500%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	$453	$442
Sabey Data Center Issuer, Ser 2020-1, CI A2
3.812%, 04/20/2045 (A)	170	181
Sofi ProfessionaI Loan Program Trust, Ser 2018-B, CI A2FX
3.340%, 08/25/2047 (A)	92	94
Sofi ProfessionaI Loan Program Trust, Ser 2018-D, CI A2FX
3.600%, 02/25/2048 (A)	180	188
Sofi ProfessionaI Loan Program Trust, Ser 2020-A, CI A1FX
2.060%, 05/15/2046 (A)	243	245
Stack Infrastructure Issuer, Ser 2019-2A, CI A2
3.080%, 10/25/2044 (A)	159	165
Store Master Funding I, Ser 2015-1A, CI A1
3.750%, 04/20/2045 (A)	327	327
Structured Asset Investment Loan Trust, Ser 2003-BC12, CI 2A
0.870%, VAR ICE LIBOR USD 1 Month+0.720%, 11/25/2033	207	202
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, CI A1
0.360%, VAR ICE LIBOR USD 1 Month+0.210%, 02/25/2037	244	229
Tricon American Homes Trust, Ser 2020-SFR2, CI A
1.482%, 11/17/2039 (A)	256	256
Tricon American Homes, Ser 2020-SFR1, CI A
1.499%, 07/17/2038 (A)	260	262
U.S. Small Business Administration, Ser 2010-20B, CI 1
4.140%, 02/01/2030	68	73
U.S. Small Business Administration, Ser 2011-20H, CI 1
3.290%, 08/01/2031	142	152
U.S. Small Business Administration, Ser 2013-20G, CI 1
3.150%, 07/01/2033	585	625
U.S. Small Business Administration, Ser 2014-20C, CI 1
3.210%, 03/01/2034	501	535
U.S. Small Business Administration, Ser 2015-20F, CI 1
2.980%, 06/01/2035	147	159
U.S. Small Business Administration, Ser 2017-20H, CI 1
2.750%, 08/01/2037	244	265

14	SEI Catholic Values Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
U.S. Small Business Administration, Ser 2018-20A, Cl 1
2.920%, 01/01/2038	$261	$284
U.S. Small Business Administration, Ser 2018-20B, Cl 1
3.220%, 02/01/2038	406	442
U.S. Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	242	266
U.S. Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	28	30
U.S. Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	29	31
Vantage Data Centers Issuer, Ser 2019-1A, Cl A2
3.188%, 07/15/2044 (A)	119	124
Vantage Data Centers, Ser 2020-1A, Cl A2
1.645%, 09/15/2045 (A)	387	389
Verizon Owner Trust, Ser 2017-3A, Cl A1A
2.060%, 04/20/2022 (A)	2	2
Verizon Owner Trust, Ser 2019-B, Cl A1A
2.330%, 12/20/2023	285	291
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	236	242
Wendy’s Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (A)	150	159

		11,917

Total Asset-Backed Securities (Cost $14,597) ($ Thousands)		14,884

LOAN PARTICIPATIONS – 2.3%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1st Lien
1.896%, VAR LIBOR+1.750%, 11/19/2026	100	98
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial Term Loan, 1st Lien
4.396%, VAR LIBOR+4.250%, 07/10/2026	69	68
APi Group, Term Loan B, 1st Lien
2.646%, 10/01/2026	99	97
Aramark Services, B4 Cov-Lite, 1st Lien
1.896%, VAR LIBOR+1.750%, 01/15/2027	15	14

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Asurion, LLC (fka Asurion Corporation), Amendment No. 14 Replacement B-4 Term Loan, 1st Lien
3.146%, VAR LIBOR+3.000%, 08/04/2022	$45	$44
Asurion, LLC (fka Asurion Corporation), New B-7 Term Loan, 1st Lien
3.146%, VAR LIBOR+3.000%, 11/03/2024	49	49
athenahealth, Inc., Term B Loan, 1st Lien
4.750%, VAR LIBOR+4.500%, 02/11/2026	128	127
Atlantic Aviation FBO Inc., Term Loan, 1st Lien
3.900%, VAR LIBOR+3.750%, 12/06/2025	10	10
Avolon, Term Loan B, 1st Lien
3.250%, 12/20/2027	20	20
Berry Plastics, Term Loan, 1st Lien
2.128%, 10/01/2022	40	40
BJ’s Wholesale Club, Inc., Tranche B Term Loan, 1st Lien
2.140%, 01/27/2024 (D)	10	10
Brightview Landscapes, LLC, Initial Term Loan (2018), 1st Lien
2.688%, VAR LIBOR+2.500%, 08/15/2025	20	20
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
2.896%, VAR LIBOR+2.750%, 12/23/2024	47	45
Caesars Resort Collection, LLC, 1st Lien
4.646%, 07/21/2025	50	49
Change Healthcare Holdings, 1st Lien
3.500%, 03/01/2024	3	3
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.500%, VAR ICE LIBOR USD 1 Month+2.500%, 03/01/2024	113	111
Charter Communications, Term Loan, 1st Lien
1.900%, 04/30/2025	97	96
Citadel Securities LP, 2020 Repriced Term Loan, 1st Lien
2.896%, VAR LIBOR+2.750%, 02/27/2026	30	30
CSC Holdings, LLC, September 2019 Initial Term Loan, 1st Lien
2.639%, VAR LIBOR+2.500%, 04/15/2027	10	10

SEI Catholic Values Trust / Quarterly Report / November 30, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
DCert Buyer, Inc., Initial Term Loan, 1st Lien
6.146%, VAR LIBOR+4.000%, 10/16/2026	$100	$99
Deerfield Dakora Holding, LLC, Term Loan, 1st Lien
4.750%, 04/09/2027	80	79
Dell International, Term B Loan, 1st Lien
2.750%, VAR LIBOR+2.000%, 09/19/2025	67	67
Delta Air Lines, Inc., Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 04/29/2023 (E)	80	81
Edelman Financial Center, Term Loan B, 1st Lien
3.146%, VAR LIBOR+3.000%, 07/21/2025	29	29
Elanco Animal Health Inc., Term Loan 1st Lien
1.899%, 08/01/2027	68	67
Entercom Media Corp., Term B-2 Loan, 1st Lien
2.643%, VAR LIBOR+2.500%, 11/18/2024	28	27
Eyecare Partners, LLC, Term Loan, 1st Lien
3.896%, 02/18/2027	24	23
First Eagles Holdings, Inc., Term Loan
2.720%, 02/01/2027	20	19
Focus Financial Partners, LLC, Term Loan 1st Lien
2.146%, 07/03/2024	49	49
Fortress Investments, 1st Lien
2.646%, 06/27/2025 (E)	10	10
Four Seasons Holdings, Inc., 1st Lien
2.146%, 11/30/2023 (E)	29	28
Froneri International Limited, Facility B2, 1st Lien
2.396%, VAR LIBOR+2.250%, 01/29/2027	40	39
Garda World Security Corporation, Initial Term Loan, 1st Lien
4.900%, VAR LIBOR+4.750%, 10/30/2026	14	13
Genesee & Wyoming Inc., Initial Term Loan, 1st Lien
2.220%, VAR LIBOR+2.000%, 12/30/2026	100	99
GFL Environmental, Incremental Term Loan, 1st Lien
4.000%, 05/30/2025	8	8
Global Medical, Term Loan B, 1st Lien
5.750%, 09/24/2025 (E)	88	87

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Go Daddy Operating Company LLC, Tranche B-1 Term Loan, 1st Lien
1.896%, 02/15/2024 (D)	$8	$7
Go Daddy, Tranche B-L Loan, 1st Lien
1.896%, 02/15/2024 (D)	2	2
Golden Nugget, Inc., Initial Term Loan B, 1st Lien
3.250%, VAR LIBOR+0.070%, 10/04/2023	6	6
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
2.095%, VAR LIBOR+2.000%, 11/15/2027	99	98
Harbor Freight Tools, 1st Lien
4.000%, 10/20/2027	40	40
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1st Lien
1.900%, VAR LIBOR+1.750%, 06/22/2026	112	110
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
3.146%, VAR LIBOR+3.000%, 05/01/2026	26	25
Intrawest, Term Loan B-1, 2nd Lien
2.896%, VAR LIBOR+2.750%, 07/31/2024	39	38
Jaguar Holding Company I, LLC (fka Jaguar Holding Company I), 2018 Term Loan, 1st Lien
3.500%, VAR LIBOR+2.500%, 08/18/2022	89	89
Jane Street Group, LLC, New Dollar Term Loan, 1st Lien
3.233%, VAR LIBOR+3.000%, 01/31/2025	59	59
Level 3 Financing, Inc., Tranche B Loan, 1st Lien
1.896%, VAR LIBOR+1.750%, 03/01/2027	65	63
LifePoint Health, Term Loan, 1st Lien
3.896%, 11/16/2025 (D)	98	96
MA Financeco., LLC, Tranche B-3 Term Loan, 1st Lien
2.646%, VAR LIBOR+2.500%, 06/21/2024	1	1
McAfee, LLC, USD Term Loan B, 1st Lien
3.896%, 09/30/2024	89	89
Michaels Inc., Term Loan B, 1st Lien
4.250%, 09/17/2027 (E)	29	29
Michaels, 1st Lien
4.250%, 10/01/2027	20	19

16	SEI Catholic Values Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 06/07/2023	$66	$65
Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien
2.899%, VAR LIBOR+2.750%, 09/18/2026	104	103
Numericable U.S. LLC, USD TLB-[12] Term Loan, 1st Lien
3.828%, VAR LIBOR+3.688%, 01/31/2026	39	39
Option Care Health, Inc., Term B Loan, 1st Lien
4.396%, VAR LIBOR+4.500%, 08/06/2026	40	40
Panther BF Aggregator 2 L P, Initial Dollar Term Loan, 1st Lien
3.646%, VAR LIBOR+3.500%, 04/30/2026	49	48
PCI Gaming Authority, Term B Facility Loan, 1st Lien
2.646%, VAR LIBOR+2.500%, 05/29/2026	35	34
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien
3.400%, VAR LIBOR+3.250%, 03/05/2026	99	98
Prime Security Services Borrower, LLC, 2019 Refinancing Term B-1 Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 09/23/2026	36	36
Prime Security Services, 1st Lien
4.250%, 09/23/2026	67	67
Realogy Group, 1st Lien
3.000%, 02/08/2025 (D)	10	10
Reynolds Consumer Products LLC, Initial Term Loan, 1st Lien
1.896%, VAR LIBOR+1.750%, 02/04/2027	52	52
Scientific Games lnternationaI, lnc., lnitiaI Term B-5 Loan, 1st Lien
2.896%, VAR LIBOR+2.750%, 08/14/2024	152	147
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
2.646%, VAR LIBOR+2.500%, 06/21/2024	9	9
Sotera Health Holdings, LLC, Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 12/11/2026	100	99

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Station Casinos LLC, Term B-1 Facility Loan, 1st Lien
2.500%, VAR LIBOR+2.250%, 02/08/2027	$10	$10
Terrier Media Bu, Term Loan, 1st Lien
4.396%, VAR LIBOR+4.250%, 12/17/2026	40	39
TKC Holdings, Inc. Term Loan B, 1st Lien
4.750%, VAR LIBOR+3.750%, 02/01/2023	20	18
Trans Union LLC, 2019 Replacement Term B-5 Loan, 1st Lien
1.896%, VAR LIBOR+1.750%, 11/16/2026	26	25
UFC Holdings, LLC, Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 04/29/2026	59	58
Univision Communications Inc., 1st Lien
4.750%, 03/15/2026	58	57
US Foods, Inc. (aka U.S. Foodservice, Inc.), Initial Term Loan, 1st Lien
2.146%, 09/13/2026	30	29
1.896%, 06/27/2023 (D)	30	29
VFH Parent LLC, Initial Term Loan, 1st Lien
3.141%, VAR LIBOR+3.000%, 03/01/2026	84	84
VICI Properties 1 LLC, Term B Loan, 1st Lien
1.896%, VAR LIBOR+1.750%, 12/20/2024	100	97
Virgin Media Bristol LLC, N Facility, Term Loan, 1st Lien
2.641%, VAR LIBOR+2.500%, 01/31/2028	105	103
Western Digital Corporation, U.S. Term B-4 Loan, 1st Lien
1.893%, VAR LIBOR+1.750%, 04/29/2023	18	18
Ziggo Financing Partnership, Term Loan I Facility, 1st Lien
2.641%, VAR LIBOR+2.500%, 04/30/2028	80	78

Total Loan Participations (Cost $4,075) ($ Thousands)		4,028

SOVEREIGN DEBT – 2.2%
Abu Dhabi Government International Bond
2.500%, 10/11/2022 (A)	200	207
Argentine Republic Government International Bond
1.000%, 07/09/2029	14	6

SEI Catholic Values Trust / Quarterly Report / November 30, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
0.125%, 0.500%, 07/09/2021, 07/09/2021 (F)	$204	$80
0.125%, 1.125%, 07/09/2021, 07/09/2021 (F)	136	48
0.125%, 2.500%, 07/09/2021, 07/09/2021 (F)	20	7
Brazilian Government International Bond
5.625%, 01/07/2041	120	141
4.625%, 01/13/2028	290	323
Colombia Government International Bond
5.625%, 02/26/2044	200	255
Egypt Government International Bond
5.577%, 02/21/2023 (A)	200	209
Indonesia Government International Bond
4.350%, 01/11/2048	600	727
Mexico Government International Bond
4.600%, 02/10/2048	230	261
Nigeria Government International Bond MTN
6.500%, 11/28/2027 (A)	200	210
Peruvian Government International Bond
6.550%, 03/14/2037	10	15
5.625%, 11/18/2050	300	458
Poland Government International Bond
4.000%, 01/22/2024	110	122
Provincia de Buenos Aires
6.500%, 02/15/2023 (A)(G)	200	72
Qatar Government International Bond
4.400%, 04/16/2050 (A)	240	318
Republic of South Africa Government International Bond
4.300%, 10/12/2028	200	201
Uruguay Government International Bond
4.375%, 01/23/2031	200	241

Total Sovereign Debt (Cost $3,530) ($ Thousands)		3,901

MUNICIPAL BONDS – 1.4%

California – 0.3%
California State, Build America, GO
7.500%, 04/01/2034	280	461

Colorado – 0.1%
City & County of Denver, Airport System Revenue, Ser C, RB
1.722%, 11/15/2027	190	191

Florida – 0.4%
Florida State, Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	100	101

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Florida State, Board of Administration Finance, Ser A, RB
1.258%, 07/01/2025	$465	$474

		575

Illinois – 0.3%
Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	345	489

Michigan – 0.1%
Michigan State, Finance Authority, RB Callable 03/01/2023 @ 100
2.366%, 09/01/2049 (H)	220	227

Missouri – 0.0%
Missouri State, Health & Educational Facilities Authority, RB Callable 11/15/2049 @ 100
3.229%, 05/15/2050	70	80

New York – 0.2%
New York State, Urban Development, RB
5.770%, 03/15/2039	275	352

Total Municipal Bonds (Cost $2,149) ($ Thousands)		2,375

U.S. GOVERNMENT AGENCY OBLIGATION – 0.1%
FHLB DN
0.096%, 01/29/2021 (B)	120	120

Total U.S. Government Agency Obligation (Cost $120) ($ Thousands)		120

	Shares

CASH EQUIVALENT – 4.7%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	8,196,833	8,197

Total Cash Equivalent (Cost $8,197) ($ Thousands)		8,197

Total Investments in Securities – 102.5% (Cost $168,292) ($ Thousands)		$178,486

18	SEI Catholic Values Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Catholic Values Fixed Income Fund (Continued)

Description	Contracts	Market Value ($ Thousands)
PURCHASED OPTION** — 0.0%

Total Purchased Option (I) (Cost $7) ($ Thousands)	66	$3

WRITTEN OPTION* — 0.0%

Total Written Option (I) (Premiums Received $7) ($ Thousands)	(33)	$(4)

A list of the open options contracts held by the Fund at November 30, 2020, is as follows:

Description	Number of Contracts	Notional Amount (Thousands) †	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTION — 0.0%
Put Options
March 2022, IMM Eurodollar Future Option*	66	$7	$99.63	3/19/2022	$3

Total Purchased Option		$7			$3

WRITTEN OPTION — 0.0%
Put Options
March 2022, IMM Eurodollar Future Option*	(33)	$(7)	99.75	03/19/22	$(4)

Total Written Option		$(7)			$(4)

† Represents Cost

A list of the open futures contracts held by the Fund at November 30, 2020, are as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
90-Day Euro$	(47)	Mar-2021	$(11,705)	$(11,725)	$(20)
U.S. 2-Year Treasury Note	(2)	Apr-2021	(442)	(442)	–
U.S. 5-Year Treasury Note	(35)	Apr-2021	(4,405)	(4,411)	(6)
U.S. 10-Year Treasury Note	33	Mar-2021	4,550	4,560	10
U.S. Long Treasury Bond	12	Mar-2021	2,093	2,099	6
U.S. Ultra Long Treasury Bond	17	Mar-2021	3,659	3,672	13

			$(6,250)	$(6,247)	$3

A list of the open forward foreign currency contracts held by the Fund at November 30, 2020, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	01/19/21	USD	137	ZAR	2,370	$15
Citigroup	01/19/21	USD	182	AUD	254	5
Citigroup	01/19/21	USD	529	GBP	409	17
Citigroup	01/19/21	USD	694	BRL	3,940	37
Citigroup	01/19/21	USD	1,058	IDR	15,760,196	50
Citigroup	01/19/21	USD	252	JPY	26,563	3
Citigroup	01/19/21	USD	844	JPY	87,888	–
Citigroup	01/19/21	USD	735	RUB	58,693	29

SEI Catholic Values Trust / Quarterly Report / November 30, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Catholic Values Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	01/19/21	USD	431	RUB	33,108	$–
Citigroup	01/19/21	EUR	1,642	USD	1,934	(33)
Citigroup	01/19/21	USD	2,228	CAD	2,954	53

						$176

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2020, is as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX.NA.IG.34	Sell	1.00%	Quarterly	06/20/2025	(9,508)	$164	$(42)	$206
CDX.NA.HY.35	Sell	1.00%	Quarterly	12/20/2025	(2,365)	211	97	114
CDX.NA.IG.35	Sell	1.00%	Quarterly	12/20/2025	(3,909)	85	75	10

						$460	$130	$330

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
0.19%	USD-LIBOR BBA	Semi-Annually	06/15/2022	USD	3,217	$(2)	$–	$(2)
0.38%	USD-LIBOR BBA	Semi-Annually	08/31/2024	USD	3,266	8	4	4
USD FEDL01	0.26%	Annually	05/15/2027	USD	2,717	22	(8)	30
0.56%	USD-SOFRRATE	Annually	07/20/2045	USD	800	80	6	74
USD-SOFRRATE	0.74%	Annually	08/19/2045	USD	310	19	–	19
3-MONTH USD-LlBOR	0.80%	Quarterly	11/15/2045	USD	177	18	1	17
USD-LIBOR BBA	1.20%	Quarterly	02/15/2047	USD	180	3	1	2
USD-LIBOR BBA	1.225%	Quarterly	02/15/2047	USD	181	1	–	1
1.00%	USD-LIBOR BBA	Quarterly	02/15/2047	USD	683	42	8	34
0.90%	USD LIBOR BBA	Quarterly	03/17/2050	USD	311	29	–	29
1.20%	USD-LIBOR BBA	Quarterly	10/07/2050	USD	436	8	2	6

						$228	$14	$214

Percentages are based on Net Assets of $174,096 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yieId as of November 30, 2020.

†	lnvestment in AffiIiated Security.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resoId in transactions exempt from registration normaIIy to qualified institutions. On November 30, 2020, the value of these securities amounted to $29,530 ($ Thousands), representing 17.0% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the ScheduIe of lnvestments is the security’s effective yield at the time of purchase.

(C)	Perpetual security with no stated maturity date.

(D)	Variable or floating rate security, the interest rate of which adjusts periodicaIIy based on changes in current interest rates and prepayments on the underlying pool of assets.

(E)	UnsettIed bank Ioan. lnterest rate may not be avaiIabIe.

(F)	Step Bonds - Represents the current rate, the step rate, the step date and the finaI maturity date.

(G)	Security is in default on interest payment.

(H)	VariabIe or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(I)	Refer to table below for details on Options Contracts.

AUD — Australian Dollar

BBA — British Bankers’ Association

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CMBS — Commercial Mortgage-Backed Securities

CMO — Collateralized Mortgage Obligation

DN — Discount Note

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Mortgage Trust

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

LlBOR— London lnterbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

20	SEI Catholic Values Trust / Quarterly Report / November 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2020

Catholic Values Fixed Income Fund (Concluded)

RUB — Russian Ruble

Ser — Series

SOFRRATE— Secured Overnight Financing Rate

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — U.S. Dollar

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of November 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	65,289	–	65,289
Mortgage-Backed Securities	–	51,819	–	51,819
U.S. Treasury Obligations	–	27,873	–	27,873
Asset-Backed Securities	–	14,884	–	14,884
Loan Participations	–	4,028	–	4,028
Sovereign Debt	–	3,901	–	3,901
Municipal Bonds	–	2,375	–	2,375
U.S. Government Agency Obligation	–	120	–	120
Cash Equivalent	8,197	–	–	8,197

Total Investments in Securities	8,197	170,289	–	178,486

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	3	–	–	3
Written Options	(4)	–	–	(4)
Futures Contracts*
Unrealized Appreciation	29	–	–	29
Unrealized Depreciation	(26)	–	–	(26)
Forwards Contracts*
Unrealized Appreciation	–	209	–	209
Unrealized Depreciation	–	(33)	–	(33)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	330	–	330
Interest Rate Swaps*
Unrealized Appreciation	–	216	–	216
Unrealized Depreciation	–	(2)	–	(2)

Total Other Financial Instruments	2	720	–	722

* Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2020, there were no transfers in or out of Level 3 investments.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

As of November 30, 2020, the Fund is the seller (“providing protection”) on a total notional amount of $15.8 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAP		CREDIT DEFAULT SWAP ON AN INDEX
	CORPORATE	SOVERIGN	ASSET BACK SECURITY	CORPORATE
REFERENCE ASSET	DEBT	DEBT	DEBT	DEBT	Total
Fair value of written credit derivatives	$—	$—	$—	$459,833	$459,833
Maximum potential amount of future payments	—	—	—	15,782,000	15,782,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund or other than third parties which the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points) [1]
0-100	$—	$—	$9,508,000	$3,909,000	$—	$13,417,000
101 - 200	—	—	—	—	—	—
201 - 300	—	—	—	—	—	—
301 - 400	—	—	—	2,365,000	—	2,365,000
Greater than 400	—	—	—	—	—	—
Total	$—	$—	$9,508,000	$6,274,000	$—	$15,782,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The following is a summary of the transactions with affiliates for the period ended November 30, 2020 ($ Thousands):

Security Description	Value at 2/29/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2020	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 5,584	$ 60,428	$ (57,815)	$ —	$ —	$ 8,197	8,196,833	$ 4	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Catholic Values Trust / Quarterly Report / November 30, 2020	21